WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE INCOME OPPORTUNITIES FUND	September 30, 2020 (Unaudited)
SCHEDULE OF INVESTMENTS

		Par Value		Value
U.S. TREASURY OBLIGATIONS - 10.4%
U.S. Treasury Bonds - 2.7%
4.375%, due 02/15/38		$760,000		$1,169,094
1.125%, due 08/15/40		680,000		667,356
2.750%, due 11/15/42		490,000		627,430
3.125%, due 02/15/43		956,200		1,295,352
3.625%, due 08/15/43		580,000		845,441
2.750%, due 11/15/47		580,000		753,547
3.000%, due 02/15/49		1,095,000		1,496,557
2.000%, due 02/15/50		330,000		373,209
1.375%, due 08/15/50		520,000		508,869
				7,736,855
U.S. Treasury Notes - 7.6%
1.750%, due 11/30/21		1,060,000		1,079,875
1.125%, due 02/28/22		200,000		202,812
0.125%, due 09/30/22		1,154,000		1,153,820
0.125%, due 09/15/23		2,439,000		2,436,713
2.500%, due 01/31/24		375,000		403,887
2.375%, due 02/29/24		155,000		166,577
2.125%, due 09/30/24		860,000		925,306
2.250%, due 10/31/24		860,000		930,816
2.750%, due 02/28/25		530,000		588,300
0.250%, due 09/30/25		2,060,000		2,057,103
3.000%, due 09/30/25		850,000		964,484
2.250%, due 03/31/26		710,000		784,328
2.375%, due 04/30/26		185,000		205,841
1.625%, due 10/31/26		850,000		913,352
2.000%, due 11/15/26		470,000		515,825
0.375%, due 09/30/27		2,694,000		2,675,900
2.250%, due 11/15/27		860,000		966,828
2.625%, due 02/15/29		495,000		578,067
2.375%, due 05/15/29		930,000		1,069,791
1.625%, due 08/15/29		2,000,000		2,176,562
0.625%, due 08/15/30		1,357,000		1,349,155
				22,145,342
U.S. Treasury Inflation-Protected Note - 0.1%
0.125%, due 01/15/30		397,789		439,121
U.S. Treasury Bill - 0.1%
0.159%, due 11/27/20 (a)		360,000		359,946
Total U.S. Treasury Obligations (Cost $28,531,225)				$30,681,264

MUNICIPAL BONDS - 0.1%
Scottsdale Municipal Property Corp.
2.900%, due 07/01/39		30,000		$30,905
State of Hawaii
1.295%, due 08/01/29		170,000		167,878
West Contra Costa Unified School District
2.392%, due 08/01/29		40,000		41,034
Total Municipal Bonds (Cost $240,217)				$239,817

AGENCY MORTGAGE-BACKED OBLIGATIONS - 7.2%
Federal Home Loan Mortgage Corp. - 3.3%
Freddie Mac REMICS
Series 2989, 32.883%, due 08/15/34 (-7 x 1 Month U.S. LIBOR + 33.950%) (b)		105,699		$305,870
Series 4249, 4.534%, due 09/15/43 (-0.75 x 1 Month U.S. LIBOR + 4.650%) (b)		1,048,472		1,072,798
Series 4355, 4.000%, due 05/15/44		4,492,221		5,316,896
Freddie Mac STACR REMIC Trust 2020-DNA3
Series 2020-DNA3, 3.148%, due 06/25/50 (1 Month U.S. LIBOR + 3.000%) (b)(c)		600,000		601,676
Freddie Mac STACR REMIC Trust 2020-HQA1
Series 2020-HQA1, 2.048%, due 01/25/50 (1 Month U.S. LIBOR + 1.900%) (b)(c)		500,000		489,244
Freddie Mac Stacr Trust 2018-HQA2
Series 2018-HQA2, 2.448%, due 10/25/48 (1 Month U.S. LIBOR + 2.300%) (b)(c)		700,000		685,665
Freddie Mac STACR Trust 2019-HQA2
Series 2019-HQA2, 2.198%, due 04/25/49 (1 Month U.S. LIBOR + 2.050%) (b)(c)		380,879		374,006
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN3, 4.148%, due 08/25/24 (1 Month U.S. LIBOR + 4.000%) (b)		116,362		118,525
Series 2015-HQ1, 3.948%, due 03/25/25 (1 Month U.S. LIBOR + 3.800%) (b)		53,837		54,085
Series 2017-DNA2, 1.348%, due 10/25/29 (1 Month U.S. LIBOR + 1.200%) (b)		42,333		42,356
Series 2017-DNA2, 3.598%, due 10/25/29 (1 Month U.S. LIBOR + 3.450%) (b)		250,000		257,361
Series 2017-DNA3, 0.898%, due 03/25/30 (1 Month U.S. LIBOR + 0.750%) (b)		67,673		67,631
STACR Trust 2018-DNA2
Series 2018-DNA2, 2.298%, due 12/25/30 (1 Month U.S. LIBOR + 2.150%) (b)(c)		400,000		389,208
				9,775,321
Federal Home Loan Mortgage Corp. Interest-Only Strips - 0.5%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K-109, 1.700%, due 04/25/30		669,731		85,867
Freddie Mac REMICS
Series 2980, 6.548%, due 05/15/35 (6.700% - 1 Month U.S. LIBOR) (b)		545,577		82,597
Series 3311, 6.258%, due 05/15/37 (6.410% - 1 Month U.S. LIBOR) (b)		2,027,040		530,784
Series 3359, 5.568%, due 08/15/37 (5.720% - 1 Month U.S. LIBOR) (b)		998,471		187,821
Series 4077, 5.848%, due 05/15/41 (6.000% - 1 Month U.S. LIBOR) (b)		800,964		131,211
Series 3966, 5.748%, due 12/15/41 (5.900% - 1 Month U.S. LIBOR) (b)		1,254,725		209,659
Series 4089, 5.848%, due 08/15/42 (6.000% - 1 Month U.S. LIBOR) (b)		925,634		146,558
				1,374,497
Federal National Mortgage Association - 1.3%
Connecticut Avenue Securities Trust 2019-R02
Series 2019-R02, 2.448%, due 08/25/31 (1 Month U.S. LIBOR + 2.300%) (b)(c)		108,157		107,483
Connecticut Avenue Securities Trust 2019-R04
Series 2019-R04, 2.248%, due 06/25/39 (1 Month U.S. LIBOR + 2.100%) (b)(c)		71,692		71,206
Connecticut Avenue Securities Trust 2019-R06
Series 2019-R06, 2.248%, due 09/25/39 (1 Month U.S. LIBOR + 2.100%) (b)(c)		86,604		85,939
Connecticut Avenue Securities Trust 2020-R02
Series 2020-R02, 2.148%, due 01/25/40 (1 Month U.S. LIBOR + 2.000%) (b)(c)		500,000		485,242
Fannie Mae Connecticut Avenue Securities
Series 1M2, 4.148%, due 05/25/25 (1 Month U.S. LIBOR + 4.000%) (b)		358,251		362,376
Series 2015-C04, 5.698%, due 04/25/28 (1 Month U.S. LIBOR + 5.550%) (b)		110,387		114,612
Series 2016-C04, 4.398%, due 01/25/29 (1 Month U.S. LIBOR + 4.250%) (b)		199,287		206,510
Series 2016-C05, 4.598%, due 01/25/29 (1 Month U.S. LIBOR + 4.450%) (b)		199,744		206,045
Series 2016-C07, 4.498%, due 05/25/29 (1 Month U.S. LIBOR + 4.350%) (b)		225,080		232,442
Series 2017-C02, 3.798%, due 09/25/29 (1 Month U.S. LIBOR + 3.650%) (b)		303,053		306,050
Series 2017-C07, 2.648%, due 05/25/30 (1 Month U.S. LIBOR + 2.500%) (b)		307,926		305,254
Series 2018-C01, 2.398%, due 07/25/30 (1 Month U.S. LIBOR + 2.250%) (b)		220,556		217,824
Series 2018-C04, 2.698%, due 12/25/30 (1 Month U.S. LIBOR + 2.550%) (b)		369,035		364,014
Series 2018-C05, 2.498%, due 01/25/31 (1 Month U.S. LIBOR + 2.350%) (b)		79,330		77,823
Series 2018-C06, 2.248%, due 03/25/31 (1 Month U.S. LIBOR + 2.100%) (b)		417,126		409,633
Fannie Mae REMICS
Series 2016-75, 3.000%, due 10/25/46		385,188		384,933
				3,937,386
Federal National Mortgage Association Interest-Only Strips - 1.6%
Fannie Mae Interest Strip
3.500%, due 04/25/44		4,233,518		472,751
Fannie Mae REMICS
Series 2013-60, 3.000%, due 06/25/31		5,891,467		322,931
Series 2014-63, 3.500%, due 06/25/33		3,671,017		181,778
Series 2007-50, 6.302%, due 06/25/37 (6.450% - 1 Month U.S. LIBOR) (b)		3,405,690		735,221
Series 2009-78, 6.592%, due 10/25/39 (6.740% - 1 Month U.S. LIBOR) (b)		4,783,150		1,329,269
Series 2011-124, 6.352%, due 12/25/41 (6.500% - 1 Month U.S. LIBOR) (b)		911,293		165,635
Series 2012-20, 6.302%, due 03/25/42 (6.450% - 1 Month U.S. LIBOR) (b)		900,387		164,085
Series 2012-76, 5.852%, due 07/25/42 (6.000% - 1 Month U.S. LIBOR) (b)		430,706		71,080
Series 2014-28, 5.902%, due 05/25/44 (6.050% - 1 Month U.S. LIBOR) (b)		3,154,819		497,004
Series 2017-53, 4.000%, due 07/25/47		563,569		41,980
Series 2008-22, 6.012%, due 04/25/48 (6.160% - 1 Month U.S. LIBOR) (b)		2,310,798		548,028
				4,529,762
Government National Mortgage Association Interest-Only Strips - 0.5%
Government National Mortgage Association
Series 2010-133, 5.918%, due 10/16/40 (6.070% - 1 Month U.S. LIBOR) (b)		3,878,858		680,054
Series 2014-102, 5.494%, due 02/20/44 (5.650% - 1 Month U.S. LIBOR) (b)		3,780,817		549,424
Series 2018-083, 5.000%, due 01/20/48		2,340,170		269,382
				1,498,860
Total Agency Mortgage-Backed Obligations (Cost $19,122,142)				$21,115,826

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 15.6%
Alternative Loan Trust 2006-HY11
Series A-1, 0.268%, due 06/25/36 (1 Month U.S. LIBOR + 0.120%) (b)		379,053		$338,300
Alternative Loan Trust 2006-OA6
Series FLT, 0.358%, due 07/25/46 (1 Month U.S. LIBOR + 0.210%) (b)		1,659,980		1,464,470
Alternative Loan Trust 2007-16CB
Series 2007-16CB, 6.250%, due 08/25/37		629,619		487,941
Alternative Loan Trust 2007-OA4
Series 2007-OA4, 0.318%, due 05/25/47 (1 Month U.S. LIBOR + 0.170%) (b)		396,321		373,835
Angel Oak Mortgage Trust I LLC 2019-2
Series 2019-2, 6.286%, due 03/25/49 (c)		1,300,000		1,302,999
Arroyo Mortgage Trust 2019-1
Series 2019-1, 3.805%, due 01/25/49 (c)		156,097		159,689
Arroyo Mortgage Trust 2019-2
Series A1, 3.347%, due 04/25/49 (c)		235,358		240,753
Series 2019-2, 3.800%, due 04/25/49 (c)		351,992		363,553
Arroyo Mortgage Trust 2019-3
Series 2019-3, 2.962%, due 10/25/48 (c)		129,597		131,955
BBCMS 2017-DELC Mortgage Trust
Series 2017-DELC, 1.182%, due 08/15/36 (1 Month U.S. LIBOR + 1.030%) (b)(c)		147,000		138,918
BBCMS 2019-BWAY Mortgage Trust
Series 2019-BWAY, 3.002%, due 11/25/34 (1 Month U.S. LIBOR + 2.850%) (b)(c)		100,000		83,027
BBCMS Mortgage Trust 2020-C7
Series 2020-C7, 2.037%, due 04/15/53		300,000		313,274
Bear Stearns ARM Trust 2004-10
Series 2004-10, 3.525%, due 01/25/35		328,747		324,614
Benchmark 2020-B18 Mortgage Trust
Series 2020-B18, 3.759%, due 07/15/53 (c)		100,000		97,911
Benchmark 2020-IG3 Mortgage Trust
Series 2020-IG3, 3.387%, due 09/15/48 (c)		1,000,000		1,071,717
BHMS 2018-ATLS
Series 2018-ATLS, 2.052%, due 07/15/35 (1 Month U.S. LIBOR + 1.900%) (b)(c)		129,000		117,072
BHP Trust 2019-BXHP
Series 2019-BXHP, 1.924%, due 08/15/36 (1 Month U.S. LIBOR + 1.771%) (b)(c)		183,000		166,448
BX Commercial Mortgage Trust 2018-BIOA
Series 2018-BIOA, 2.103%, due 03/15/37 (1 Month U.S. LIBOR + 1.951%) (b)(c)		200,000		196,520
BX Commercial Mortgage Trust 2019-IMC
Series 2019-IMC, 3.052%, due 04/15/34 (1 Month U.S. LIBOR + 2.900%) (b)(c)		108,000		92,188
BX Commercial Mortgage Trust 2019-XL
Series 2019-XL, 1.072%, due 10/15/36 (1 Month U.S. LIBOR + 0.920%) (b)(c)		384,466		384,498
Series 2019-XL, 2.802%, due 10/15/36 (1 Month U.S. LIBOR + 2.650%) (b)(c)		294,282		287,127
BX Commercial Mortgage Trust 2020-BXLP
Series 2020-BXLP, 0.952%, due 12/15/36 (1 Month U.S. LIBOR + 0.800%) (b)(c)		129,881		129,810
Series 2020-BXLP, 2.652%, due 12/15/36 (1 Month U.S. LIBOR + 2.500%) (b)(c)		229,790		226,662
BX Trust 2018-GW
Series 2018-GW, 3.072%, due 05/15/35 (1 Month U.S. LIBOR + 2.920%) (b)(c)		83,000		71,387
BX Trust 2019-CALM
Series 2019-CALM, 2.152%, due 11/25/32 (1 Month U.S. LIBOR + 2.000%) (b)(c)		345,000		328,095
BX Trust 2019-OC11
Series 2019-OC11, 3.202%, due 12/09/41 (c)		290,000		307,424
BXMT 2020-FL2 Ltd.
1.051%, due 02/16/37 (1 Month U.S. LIBOR + 0.900%) (b)(c)(d)		116,000		113,910
Series LTD, 1.551%, due 02/16/37 (1 Month U.S. LIBOR + 1.400%) (b)(c)(d)		220,000		215,060
CFCRE Commercial Mortgage Trust 2011-C1
Series 2011-C1, 6.292%, due 04/15/44 (c)		156,795		146,751
Chase Home Lending Mortgage Trust 2019-ATR1
Series A-5, 4.000%, due 04/25/49 (c)		200,000		207,426
CHL Mortgage Pass-Through Trust 2007-HY5
Series 2007-HY5, 3.114%, due 09/25/37		1,380,373		1,220,394
CIM Trust 2016-1RR
Series 2016-1, 6.343%, due 07/26/55 (c)		999,514		938,203
CIM Trust 2016-2RR
Series 2016-2, 6.318%, due 02/25/56 (c)		1,000,000		950,905
CIM Trust 2016-3RR
Series 2016-3, 6.299%, due 02/27/56 (c)		1,000,000		938,439
CIM Trust 2018-INV1
Series 2018-INV1, 4.000%, due 08/25/48 (c)		500,000		521,233
CIM Trust 2019-INV2
Series 2019-INV2, 4.000%, due 05/25/49 (c)		99,769		102,398
CIM Trust 2019-J1
Series 2019-J1, 4.023%, due 08/25/49 (c)		193,036		192,042
Citigroup Commercial Mortgage Trust 2013-GC17
Series D, 5.261%, due 11/10/46 (c)		100,000		86,282
Citigroup Commercial Mortgage Trust 2016-P4
Series 2016-P4, 4.129%, due 07/10/49 (c)		500,000		356,447
Citigroup COmmercial Mortgage Trust 2018-C6
Series D, 5.235%, due 11/10/51 (c)		380,000		321,208
Citigroup COmmercial Mortgage Trust 2019-SMRT
Series E, 4.903%, due 01/10/36 (c)		116,000		116,215
Citigroup Mortgage Loan Trust 2019-E
Series 2019-E, 3.228%, due 11/25/70 (c)		618,823		622,284
COMM 2014-LC15 Mortgage Trust
Series 2014-LC15, 5.150%, due 04/10/47 (c)		440,000		353,975
COMM 2015-CCRE26 Mortgage Trust
Series 2015-CCRE26, 3.630%, due 10/10/48		52,000		43,064
COMM 2016-GCT Mortgage Trust
Series 2016-GCT, 3.577%, due 08/10/29 (c)		147,000		146,861
Series 2016-GCT, 3.577%, due 08/10/29 (c)		150,000		145,316
Credit Suisse Mortgage Capital Certificates 2019-ICE4
Series 2019-ICE4, 1.582%, due 05/15/36 (1 Month U.S. LIBOR + 1.430%) (b)(c)		150,000		148,875
CSMC 2020-NET
Series 2020-NET, 3.828%, due 08/15/37 (c)		118,000		117,913
CSMC Series 2019-NQM1
Series 2019-NQM1, 2.656%, due 10/25/59 (c)		103,012		105,142
CSMC Trust 2017-CHOP
Series 2017-CHOP, 3.452%, due 07/15/32 (1 Month U.S. LIBOR + 3.300%) (b)(c)		149,000		117,359
CSMC Trust 2017-LSTK
Series 2017-LSTK, 3.442%, due 04/05/33 (c)		170,000		167,373
CSWF 2018-TOP
Series 2018-TOP, 2.902%, due 08/15/35 (1 Month U.S. LIBOR + 2.750%) (b)(c)		160,000		144,406
DBGS 2018-5BP Mortgage Trust
Series 2018-5BP, 2.602%, due 06/15/33 (1 Month U.S. LIBOR + 2.450%) (b)(c)		140,000		127,199
DBGS 2018-BIOD Mortgage Trust
Series 2018-BIOD, 1.040%, due 05/15/35 (1 Month U.S. LIBOR + 0.888%) (b)(c)		232,035		229,135
DBJPM 20-C9 Mortgage Trust
Series 2020-C9, 3.610%, due 09/15/53		150,000		155,214
DBUBS 2011-LC1 Mortgage Trust
Series 2011-LC1, 5.790%, due 11/10/46 (c)		230,000		223,308
DBUBS 2011-LC2 Mortgage Trust
Series 2011-LC2, 3.805%, due 07/10/44 (1 Month U.S. LIBOR + 3.650%) (b)(c)		140,000		90,728
DBUBS 2017-BRBK Mortgage Trust
Series 2017-BRBK, 3.648%, due 10/10/34 (c)		320,000		324,117
Deephaven Residential Mortgage Trust 2018-3
Series 2018-3, 4.357%, due 08/25/58 (c)		500,000		509,606
Deephaven Residential Mortgage Trust 2020-2
Series 2020-2, 2.594%, due 05/25/65 (c)		700,000		706,893
Exantas Capital Corp.
Series B, 1.901%, due 03/15/35 (1 Month U.S. LIBOR + 1.750%) (b)(c)(d)		100,000		97,302
First Republic Mortgage Trust 2020-1
Series B-1, 2.896%, due 04/25/50 (c)		699,376		695,177
Flagstar Mortgage Trust 2018-6RR
Series 2018-6RR, 4.995%, due 10/25/48 (c)		481,766		528,066
Fontainebleau Miami Beach Trust 2019-FBLU
Series F, 4.095%, due 12/10/36 (c)		120,000		108,873
Series G, 4.095%, due 12/10/36 (c)		112,000		96,306
FREMF 2018-KF49 Mortgage Trust
Series 2018-KF49, 2.057%, due 06/25/25 (1 Month U.S. LIBOR + 1.900%) (b)(c)		105,274		99,510
GCAT 2020-3 LLC
Series LLC, 2.981%, due 09/25/25 (c)		2,000,000		2,004,802
Great Wolf Trust 2019-WOLF
Series 2019-WOLF, 1.186%, due 12/15/36 (1 Month U.S. LIBOR + 1.034%) (b)(c)		340,000		328,552
Series 2019-WOLF, 3.283%, due 12/15/36 (1 Month U.S. LIBOR + 3.131%) (b)(c)		124,000		105,495
GS Mortgage Securities Corp Trust 2012-ALOHA
Series 2012-ALOHA, 3.551%, due 04/10/34 (c)		116,000		116,408
GS Mortgage Securities Corp Trust 2018-LUAU
Series E, 2.702%, due 11/15/32 (1 Month U.S. LIBOR + 2.550%) (b)(c)		150,000		129,856
GS Mortgage Securities Corp Trust 2018-RIVR
Series C, 1.402%, due 07/15/35 (1 Month U.S. LIBOR + 1.250%) (b)(c)		122,000		113,192
Series F, 2.252%, due 07/15/35 (1 Month U.S. LIBOR + 2.100%) (b)(c)		1,000,000		803,986
GS Mortgage Securities Corp Trust 2019-SOHO
Series E, 2.027%, due 06/15/36 (1 Month U.S. LIBOR + 1.875%) (b)(c)		340,000		318,914
GS Mortgage Securities Trust 2011-GC3
Series 2011-GC3, 5.361%, due 03/10/44 (c)		250,000		251,278
GS Mortgage Securities Trust 2015-GC32
Series 2015-GC32, 4.569%, due 07/10/48		165,000		153,934
GSAA Home Equity Trust 2005-6
Series 2005-6, 0.578%, due 06/25/35 (1 Month U.S. LIBOR + 0.430%) (b)		1,266,637		1,174,746
GSAA Home Equity Trust 2006-4
Series 2006-4, 3.624%, due 03/25/36		573,633		467,343
GSAA Home Equity Trust 2007-7
Series 2007-7, 0.688%, due 07/25/37 (1 Month U.S. LIBOR + 0.540%) (b)		369,775		359,500
GSCG Trust 2019-600C
Series 2019-600C, 4.118%, due 09/06/34 (c)		183,000		172,011
Homeward Opportunities Fund Trust 2020-BPL1
Series A2, 5.438%, due 08/25/25 (c)		500,000		500,000
HPLY Trust 2019-HIT
Series 2019-HIT, 3.302%, due 11/15/36 (1 Month U.S. LIBOR + 3.150%) (b)(c)		154,903		134,872
Hudson Yards 2019-55HY Mortgage Trust
Series F, 3.041%, due 12/10/41 (c)		100,000		91,393
IMT Trust 2017-APTS
Series 2017-APTS, 2.302%, due 06/15/34 (1 Month U.S. LIBOR + 2.150%) (b)(c)		164,482		155,452
Series 2017-APTS, 3.002%, due 06/15/34 (1 Month U.S. LIBOR + 2.850%) (b)(c)		50,610		46,820
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Series E, 2.312%, due 07/15/36 (1 Month U.S. LIBOR + 2.160%) (b)(c)		125,000		117,430
JP Morgan Chase Commercial Mortgage Securities Corp.
Series D, 4.767%, due 07/05/31 (c)		132,000		136,144
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5
Series B, 5.605%, due 08/15/46 (c)		190,000		190,977
Series D, 5.605%, due 08/15/46 (c)		268,000		224,098
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13
Series E, 3.986%, due 01/15/46 (c)		445,000		353,981
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16
Series D, 5.194%, due 12/15/46 (c)		380,000		356,665
JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20
Series 3.53820, 3.538%, due 07/15/47 (c)		120,000		125,844
Series B, 4.399%, due 07/15/47		132,000		135,949
JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ
Series E, 3.350%, due 06/15/35 (1 Month U.S. LIBOR + 3.000%) (b)(c)		21,600		19,927
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series FLT, 5.542%, due 07/05/33 (c)		141,000		137,470
Series FLT, 5.542%, due 07/05/33 (c)		1,400,000		1,342,414
JP Morgan Chase Commercial Mortgage Securities Trust 2020-NNN
Series 3.97200, 3.972%, due 01/16/37 (c)		100,000		95,445
JP Morgan Mortgage Trust 2018-6
Series 2018-6, 3.923%, due 12/25/48 (c)		379,062		397,704
JP Morgan Mortgage Trust 2018-8
Series 2018-8, 4.184%, due 01/25/49 (c)		480,294		527,851
JP Morgan Mortgage Trust 2019-8
Series 2019-8, 3.190%, due 03/25/50 (c)		196,443		200,304
Series 2019-8, 3.500%, due 03/25/50 (c)		61,208		62,416
JP Morgan Mortgage Trust 2020-4
Series 2020-4, 3.000%, due 11/25/50 (c)		300,000		313,882
Series 2020-4, 3.000%, due 11/25/50 (c)		348,841		356,213
JPMBB Commercial Mortgage Securities Trust 2015-C27
Series D, 3.945%, due 02/15/48 (c)		124,000		96,332
JPMCC Re-REMIC Trust 2015-FRR2
Series 2015-FRR2, 2.177%, due 12/27/46 (c)		150,000		148,979
LSTAR Commercial Mortgage Trust 2016-4
Series 2016-4, 4.739%, due 03/10/49 (c)		274,000		247,428
MBRT 2019-MBR
Series 2019-MBR, 2.702%, due 11/15/36 (1 Month U.S. LIBOR + 2.549%) (b)(c)		100,000		86,934
Morgan Stanley ABS Capital I Inc Trust 2006-NC1
Series 2006-NC1, 0.528%, due 12/25/35 (1 Month U.S. LIBOR + 0.380%) (b)		937,466		853,408
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13
Series 2013-C13, 3.707%, due 11/15/46 (c)		220,000		109,344
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
Series 2014-C17, 4.637%, due 08/15/47		1,117,000		1,098,764
Morgan Stanley Capital I Trust 2018-SUN
Series 2018-SUN, 2.952%, due 07/15/35 (1 Month U.S. LIBOR + 2.800%) (b)(c)		60,000		54,902
Series 2018-SUN, 3.452%, due 07/15/35 (1 Month U.S. LIBOR + 3.300%) (b)(c)		40,000		35,601
Morgan Stanley Capital I Trust 2019-NUGS
Series E, 3.744%, due 12/15/36 (1 Month U.S. LIBOR + 2.244%) (b)(c)		147,000		133,703
Series F, 4.344%, due 12/15/36 (1 Month U.S. LIBOR + 2.844%) (b)(c)(d)		125,000		107,887
Morgan Stanley Capital I Trust 2019-PLND
Series E, 2.302%, due 05/15/36 (1 Month U.S. LIBOR + 2.150%) (b)(c)		189,000		157,215
Motel 6 Trust 2017-MTL6
Series 2017-MTL6, 4.402%, due 08/15/34 (1 Month U.S. LIBOR + 4.250%) (b)(c)		138,021		133,282
MSCG Trust 2018-SELF
Series 2018-SELF, 3.202%, due 10/15/37 (1 Month U.S. LIBOR + 3.050%) (b)(c)		150,000		135,433
Natixis Commercial Mortgage Securities Trust 2018-850T
Series D, 1.606%, due 07/15/33 (1 Month U.S. LIBOR + 1.454%) (b)(c)		152,000		145,819
One Bryant Park Trust 2019-OBP
Series A, 2.516%, due 09/15/54 (c)		225,000		239,844
PR Mortgage Loan Trust 2014-1
Series 2014-1, 5.910%, due 10/25/49 (c)(d)		1,644,870		1,608,429
RALI Series 2006-QS15 Trust
Series 2006-QS15, 6.500%, due 10/25/36		809,461		775,619
Renaissance Home Equity Loan Trust 2004-4
Series 2004-4, 5.318%, due 02/25/35		344,778		277,655
Tharaldson Hotel Portfolio Trust 2018-THPT
Series E, 3.339%, due 11/11/34 (1 Month U.S. LIBOR + 3.180%) (b)(c)		113,411		93,075
Verus Securitization Trust 2018-2
Series 2018-2, 4.426%, due 06/01/58 (c)		900,000		912,785
Verus Securitization Trust 2018-3
Series M-1, 4.595%, due 10/25/58 (c)		300,000		302,194
WaMu Mortgage Pass-Through Certificates Series 2007-HY3 Trust
Series 2007-HY3, 3.233%, due 03/25/37		538,442		504,843
Wells Fargo Commercial Mortgage Trust 2010-C1
Series F, 4.000%, due 11/15/43 (c)		100,000		98,867
Wells Fargo Commercial Mortgage Trust 2016-C37
Series C, 4.639%, due 12/15/49		132,000		134,233
Wells Fargo Commercial Mortgage Trust 2019-C49
Series D, 3.000%, due 03/15/52 (c)		1,090,000		823,712
Wells Fargo Mortgage Backed Securities 2020-2 Trust
Series 2020-2, 3.000%, due 12/25/49 (c)		300,000		315,416
Series 2020-2, 3.000%, due 12/25/49 (c)		279,407		286,359
Series 2020-2, 3.302%, due 12/25/49 (c)		298,244		313,541
WFRBS Commercial Mortgage Trust 2011-C5
Series 2011-C5, 5.844%, due 11/15/44 (c)		190,000		195,230
WFRBS Commercial Mortgage Trust 2013-C12
Series 2013-C12, 3.500%, due 03/15/48 (c)		900,000		679,227
Total Non-Agency Mortgage-Backed Obligations (Cost $46,140,089)				$45,360,430

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 1.9%
BANK 2017-BNK8
Series 2017-BNK8, 1.407%, due 11/15/50 (c)		7,050,000		508,139
BANK 2018-BNK11
Series 2018-BNK11, 0.631%, due 03/15/61		11,613,470		369,221
Benchmark 2018-B4 Mortgage Trust
Series 2018-B4, 1.750%, due 07/15/51 (c)		7,000,000		812,587
Benchmark 2019-B10 Mortgage Trust
Series 2019-B10, 1.062%, due 03/15/62 (c)		2,820,000		198,939
Benchmark 2020-B17 Mortgage Trust
Series 2020-B17, 1.542%, due 03/15/53		2,539,282		244,069
Benchmark 2020-B18 Mortgage Trust
Series 2020-B18, 1.919%, due 07/15/53		2,659,754		325,439
CD 2017-CD4 Mortgage Trust
Series 2017-CD4, 1.452%, due 05/10/50		1,722,299		105,524
CFCRE Commercial Mortgage Trust 2016-C4
Series 2016-C4, 1.851%, due 05/10/58		752,706		54,658
CFCRE Commercial Mortgage Trust 2017-C8
Series 2017-C8, 1.770%, due 06/15/50		1,368,754		100,590
Citigroup Commercial Mortgage Trust 2016-C1
Series XA, 2.028%, due 05/10/49		796,563		64,541
Citigroup Commercial Mortgage Trust 2017-P8
Series X-A, 1.051%, due 09/15/50		1,002,516		50,294
Citigroup Commercial Mortgage Trust 2019-C7
Series X-A, 1.006%, due 12/15/72		6,283,675		414,855
COMM 2012-LC4 Mortgage Trust
Series 2012-LC4, 2.177%, due 12/10/44 (c)		12,790,978		240,020
COMM 2013-CCRE12 Mortgage Trust
Series 2013-CCRE12, 1.291%, due 10/10/46		3,189,526		91,980
COMM 2015-LC21 Mortgage Trust
Series 2015-LC21, 0.838%, due 07/10/48		1,511,455		40,343
CSAIL 2016-C6 Commercial Mortgage Trust
Series 2016-C6, 2.061%, due 01/15/49		744,941		55,010
CSAIL 2017-CX10 Commercial Mortgage Trust
Series 2017-CX10, 0.855%, due 11/15/50		5,553,296		218,953
CSAIL 2018-CX12 Commercial Mortgage Trust
Series 2018-CX12, 0.769%, due 08/15/51		4,741,622		181,993
GS Mortgage Securities Corp II
Series 2013-GC10, 1.639%, due 02/10/46		1,866,712		56,976
GS Mortgage Securities Trust 2011-GC3
Series 2011-GC3, 0.660%, due 03/10/44 (c)(d)		10,306,434		18,449
JPMBB Commercial Mortgage Securities Trust 2014-C19
Series X-A, 0.900%, due 04/15/47		17,519,694		276,277
JPMDB Commercial Mortgage Securities Trust 2016-C2
Series X-A, 1.814%, due 06/15/49		1,222,015		65,458
LSTAR Commercial Mortgage Trust 2016-4
Series 2016-4, 1.924%, due 03/10/49 (c)		1,217,004		63,176
LSTAR Commercial Mortgage Trust 2017-5
Series 2017-5, 1.146%, due 03/10/50 (c)		2,405,935		77,711
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13
Series 2013-C13, 1.125%, due 11/15/46		4,924,534		115,816
Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19
Series 2014-C19, 1.150%, due 12/15/47		2,351,204		74,055
Morgan Stanley Capital I Trust 2016-UBS12
Series X-A, 0.893%, due 12/15/49		3,114,089		97,729
PMTT4
Series 2017-PM1, 0.000%, due 10/25/48 (c)		505,055,196		333,084
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-C5, 2.125%, due 10/10/48		1,143,594		77,008
Wells Fargo Commercial Mortgage Trust 2018-C45
Series X-A, 0.989%, due 06/15/51		5,418,300		294,790
Total Non-Agency Mortgage-Backed Obligation Interest-Only Strips (Cost $7,035,268)				$5,627,684

ASSET-BACKED SECURITIES - 6.7%
Ajax Mortgage Loan Trust 2018-A
Series 2018-A, 3.850%, due 04/25/58 (c)		623,562		$574,100
Ajax Mortgage Loan Trust 2018-C
Series 2018-C, 4.360%, due 09/25/65 (c)		637,544		661,218
AMSR 2019-SFR1 Trust
Series 2019-SFR1, 2.774%, due 01/19/39 (c)		310,000		328,878
Applebee's Funding LLC / IHOP Funding LLC
Series 2019-1, 4.194%, due 06/07/49 (c)		150,000		136,856
Series 2019-1, 4.723%, due 06/07/49 (c)		100,000		84,511
Arbor Realty Collateralized Loan Obligation 2020-FL1 Ltd.
Series 2020-FL1, 1.952%, due 02/15/35 (1 Month U.S. LIBOR + 1.800%) (b)(c)(d)		100,000		96,880
Arbor Realty Commercial Real Estate Notes 2019-FL1 Ltd.
Series 2019-FL1, 1.852%, due 05/15/37 (1 Month U.S. LIBOR + 1.700%) (b)(c)(d)		100,000		97,500
BCAPB LLC Trust 2007-AB1
Series 2007-AB1, 4.851%, due 03/25/37		3,646,862		2,339,902
BDS 2019-FL4 Ltd.
Series 2019-FL4, 1.901%, due 08/15/36 (1 Month U.S. LIBOR + 1.750%) (b)(c)(d)		100,000		96,793
BDS 2020-FL5 Ltd.
Series LTD, 2.200%, due 02/16/37 (1 Month U.S. LIBOR + 2.050%) (b)(c)(d)		340,000		329,813
Series LTD, 2.650%, due 02/16/37 (1 Month U.S. LIBOR + 2.500%) (b)(c)(d)		450,000		428,560
Carmax Auto Owner Trust 2019-3
Series 2019-3, 2.850%, due 01/15/26		100,000		100,810
Castlelake Aircraft Structured Trust 2019-1
Series 2091-1, 6.899%, due 04/15/39 (c)		846,951		344,021
CLNC 2019-FL1 Ltd.
Series 2019-FL1, 2.056%, due 08/20/35 (1 Month U.S. LIBOR + 1.900%) (b)(c)(d)		100,000		95,193
Commonbond Student Loan Trust 2018-BGS
Series C, 4.120%, due 09/25/45 (c)		19,742		19,742
Countrywide Asset-Backed Certificates
Series 2006-6, 0.318%, due 09/25/36 (1 Month U.S. LIBOR + 0.170%) (b)		1,165,347		1,131,142
DB Master Finance LLC
Series 2017-1, 3.629%, due 11/20/47 (c)		195,000		200,694
Series 2019-1, 3.787%, due 05/20/49 (c)		168,300		172,944
Series 2019-1, 4.021%, due 05/20/49 (c)		89,100		94,275
Domino's Pizza Master Issuer LLC
Series 2017-1, 1.495%, due 07/25/47 (3 Month U.S. LIBOR + 1.250%) (b)(c)		228,538		226,803
Series 2017-1, 3.082%, due 07/25/47 (c)		194,500		194,823
Earnest Student Loan Program 2016-C LLC
Series 2016-C, 4.460%, due 01/26/37 (c)		178,411		180,042
First Franklin Mortgage Loan Trust 2004-FF10
Series M-1, 1.423%, due 07/25/34 (1 Month U.S. LIBOR + 1.275%) (b)		321,202		286,548
Greystone CRE Notes 2019-FL2 Ltd.
Series B, 1.752%, due 09/15/37 (1 Month U.S. LIBOR + 1.600%) (b)(c)(d)		100,000		97,250
Series D, 2.552%, due 09/15/37 (1 Month U.S. LIBOR + 2.400%) (b)(c)(d)		183,000		171,109
Helios Issuer LLC
Series 2017-1, 4.940%, due 09/20/49 (c)		1,013,934		1,079,163
Home Partners of America 2018-1 Trust
Series 2018-1, 1.601%, due 07/17/37 (1 Month U.S. LIBOR + 1.450%) (b)(c)		135,000		132,812
Home Partners of America 2019-1 Trust
Series 2019-1, 3.157%, due 09/17/39 (c)		95,659		98,224
Invitation Homes 2017-SFR2 Trust
Series A, 1.001%, due 12/17/36 (1 Month U.S. LIBOR + 0.850%) (b)(c)		234,778		233,311
Jack in the Box Funding LLC
Series 4.47600, 4.476%, due 08/25/49 (c)		114,138		117,864
LoanCore 2019-CRE2 Issuer Ltd.
Series B, 1.852%, due 05/15/36 (1 Month U.S. LIBOR + 1.700%) (b)(c)(d)		100,000		96,005
Marlette Funding Trust 2019-3
Series 2019-3, 3.070%, due 09/17/29 (c)		200,000		202,081
Mill City Mortgage Loan Trust 2018-3
Series 2018-3, 3.500%, due 08/25/58 (c)		189,305		199,504
Mill City Solar Loan 2019-2 Ltd.
Series 2019-2, 3.690%, due 07/20/43 (c)		119,771		120,848
Mosaic Solar Loan Trust 2018-1
Series 2018-1, 4.010%, due 06/22/43 (c)		301,281		330,315
Mosaic Solar Loan Trust 2018-2-GS
Series 2018-2-GS, 4.200%, due 02/22/44 (c)		318,699		351,642
Series 2018-2-GS, 4.740%, due 02/22/44 (c)		397,359		361,611
MVW Owner Trust 2018-1
Series 2018-1, 3.450%, due 01/21/36 (c)		59,933		62,136
NLY Commercial Mortgage Trust
Series LTD, 2.052%, due 02/15/36 (1 Month U.S. LIBOR + 1.900%) (b)(c)(d)		100,000		98,751
Oscar US Funding XI LLC
Series A-4, 2.680%, due 09/10/26 (c)		150,000		151,052
Progress Residential 2020-SFR3 Trust
Series TR, 4.105%, due 10/17/27 (c)		2,000,000		1,999,956
Santander Drive Auto Receivables Trust 2018-1
Series 2018-1, 4.370%, due 05/15/25 (c)		750,000		765,748
Sofi Consumer Loan Program 2018-1 Trust
Series C, 3.970%, due 02/25/27 (c)		250,000		254,124
Sofi Consumer Loan Program 2018-2 Trust
Series C, 4.250%, due 04/26/27 (c)		215,000		218,746
Sofi Consumer Loan Program 2018-3 Trust
Series C, 4.670%, due 08/25/27 (c)		150,000		148,484
SoFi Consumer Loan Program 2018-4 Trust
Series D, 4.760%, due 11/26/27 (c)		500,000		511,464
Sofi Professional Loan Program 2018-C Trust
Series R-1, 0.000%, due 01/25/48 (c)(d)		10,000		371,114
Structured Asset Securities Corp Mortgage Loan Trust 2006-BC3
Series A3, 0.308%, due 10/25/36 (1 Month U.S. LIBOR + 0.160%) (b)		804,514		727,525
Sunrun Xanadu Issuer 2019-1 LLC
Series 2019-1, 3.980%, due 06/30/54 (c)		133,846		133,711
Taco Bell Funding LLC
Series 2016-1, 4.970%, due 05/25/46 (c)		418,928		449,875
Towd Point Mortgage Trust 2017-3
Series 2017-3, 2.750%, due 07/25/57 (c)		132,423		136,692
Towd Point Mortgage Trust 2018-4
Series 2018-4, 3.000%, due 06/25/58 (c)		199,651		211,693
Towd Point Mortgage Trust 2019-1
Series 2019-1, 3.750%, due 03/25/58 (c)		144,663		154,944
US Airways 2012-2 Class B Pass Through Trust
Series 2012-2, 6.750%, due 06/03/21		325,012		297,606
Wendy's Funding LLC
Series 2019-1, 3.783%, due 06/15/49 (c)		97,750		103,326
Wingstop Funding 2018-1 LLC
Series 2018-1, 4.970%, due 12/05/48 (c)		990,000		1,012,332
Total Asset-Backed Securities (Cost $20,688,181)				$19,623,066

COLLATERALIZED LOAN OBLIGATIONS - 3.9% (b)
ALM 2020 Ltd.
Series 2020-1, 2.125%, due 10/15/29 (3 Month U.S. LIBOR + 1.850%) (c)		500,000		$498,999
Annisa CLO Ltd. 2016-2
Series 2016-R, 2.272%, due 07/20/31 (3 Month U.S. LIBOR + 2.000%) (c)		1,000,000		977,626
Apidos CLO XXIV
Series 2016-24R, 3.322%, due 10/20/30 (3 Month U.S. LIBOR + 3.050%) (c)		500,000		464,939
Ares XLIX CLO Ltd.
Series 2018-49, 2.208%, due 07/22/30 (3 Month U.S. LIBOR + 1.950%) (c)		1,000,000		967,337
Atrium IX
Series 2013-40R, 3.856%, due 05/28/30 (3 Month U.S. LIBOR + 3.600%) (c)(d)		500,000		480,257
Avery Point VI CLO Ltd.
Series 2015-6R, 1.299%, due 08/05/27 (3 Month U.S. LIBOR + 1.050%) (c)		499,884		497,420
Canyon Capital CLO 2014-1 Ltd.
Series 2014-1R, 3.018%, due 01/30/31 (3 Month U.S. LIBOR + 2.750%) (c)		250,000		218,015
Carlyle Global Market Strategies CLO 2015-3 Ltd.
Series C-R, 3.097%, due 07/28/28 (3 Month U.S. LIBOR + 2.850%) (c)		500,000		463,837
CIFC Funding 2015-V Ltd.
Series 2015-5R, 3.195%, due 10/25/27 (3 Month U.S. LIBOR + 2.950%) (c)		345,000		330,916
Crown Point CLO 9 Ltd.
Series 2020-9, 3.006%, due 07/14/32 (3 Month U.S. LIBOR + 2.690%) (c)		500,000		500,363
Dryden 33 Senior Loan Fund
Series FLT, 4.125%, due 04/15/29 (3 Month U.S. LIBOR + 3.850%) (c)		500,000		497,484
Dryden 40 Senior Loan Fund
Series 2015-40R, 2.380%, due 08/15/31 (3 Month U.S. LIBOR + 2.100%) (c)		500,000		490,735
Galaxy XXII CLO Ltd.
Series D-R, 3.371%, due 07/16/28 (3 Month U.S. LIBOR + 3.100%) (c)		250,000		240,324
Goldentree Loan Management US CLO 2 Ltd.
Series D, 2.922%, due 11/28/30 (3 Month U.S. LIBOR + 2.650%) (c)		500,000		468,541
Hayfin Kingsland VIII Ltd.
Series 2018-8, 1.752%, due 04/20/31 (3 Month U.S. LIBOR + 1.480%) (c)		500,000		487,264
Longfellow Place CLO Ltd.
1.615%, due 04/15/29 (3 Month U.S. LIBOR + 1.340%) (c)		493,204		486,052
OHA Credit Funding 5 Ltd.
Series E, 7.556%, due 04/18/33 (3 Month U.S. LIBOR + 6.250%) (c)(d)		500,000		467,007
OHA Loan Funding 2013-1 Ltd.
Series FLT, 2.326%, due 07/23/31 (3 Month U.S. LIBOR + 2.070%) (c)		500,000		487,699
Palmer Square CLO 2018-3 Ltd.
Series C, 2.580%, due 08/15/26 (3 Month U.S. LIBOR + 2.300%) (c)		1,000,000		961,501
Venture XIV CLO Ltd.
Series FLT, 1.806%, due 08/28/29 (3 Month U.S. LIBOR + 1.550%) (c)		500,000		492,613
Westcott Park CLO Ltd.
Series LTD, 3.522%, due 07/20/28 (3 Month U.S. LIBOR + 3.250%) (c)		500,000		482,976
York CLO-6 Ltd.
Series 2019-6, 2.308%, due 07/22/32 (3 Month U.S. LIBOR + 2.050%) (c)		500,000		495,018
Total Collateralized Loan Obligations (Cost $11,760,306)				$11,456,923

CORPORATE BONDS - 19.8%
Basic Materials - 0.3%
Arconic Corp.
6.125%, due 02/15/28 (c)		40,000		$41,000
Aruba Investments, Inc.
8.750%, due 02/15/23 (c)		25,000		25,187
Avient Corp.
5.750%, due 05/15/25 (c)		25,000		26,500
CF Industries, Inc.
5.375%, due 03/15/44		25,000		30,000
Cleveland-Cliffs, Inc.
6.750%, due 03/15/26 (c)		25,000		25,437
Compass Minerals International, Inc.
6.750%, due 12/01/27 (c)		25,000		27,000
Ecolab, Inc.
1.000%, due 01/15/24	EUR	150,000		181,542
Element Solutions, Inc.
3.875%, due 09/01/28 (c)		$25,000		24,500
Freeport-McMoRan, Inc.
4.125%, due 03/01/28		25,000		25,313
4.625%, due 08/01/30		200,000		210,500
Illuminate Buyer LLC
9.000%, due 07/01/28 (c)		25,000		26,813
Joseph T Ryerson & Son, Inc.
8.500%, due 08/01/28 (c)		10,000		10,525
Novelis Corp.
5.875%, due 09/30/26 (c)		25,000		25,688
4.750%, due 01/30/30 (c)		20,000		19,550
Olin Corp.
5.125%, due 09/15/27		25,000		24,750
Schweitzer-Mauduit International, Inc.
6.875%, due 10/01/26 (c)		25,000		26,375
The Sherwin-Williams Co.
3.300%, due 05/15/50		25,000		26,444
Tronox, Inc.
6.500%, due 04/15/26 (c)		10,000		10,000
WR Grace & Co-Conn
4.875%, due 06/15/27 (c)		25,000		25,813
				812,937
Communications - 3.8%
Alphabet, Inc.
1.100%, due 08/15/30		155,000		153,640
ANGI Group LLC
3.875%, due 08/15/28 (c)		160,000		158,400
AT&T, Inc.
4.500%, due 03/09/48		85,000		97,023
3.500%, due 09/15/53 (c)		85,000		82,052
3.550%, due 09/15/55 (c)		53,000		51,195
3.650%, due 09/15/59 (c)		16,000		15,502
Avaya, Inc.
6.125%, due 09/15/28 (c)		35,000		35,686
CCO Holdings LLC
5.750%, due 02/15/26 (c)		150,000		155,812
5.125%, due 05/01/27 (c)		420,000		441,000
4.750%, due 03/01/30 (c)		245,000		258,475
4.500%, due 08/15/30 (c)		140,000		147,000
Cengage Learning, Inc.
9.500%, due 06/15/24 (c)		30,000		19,275
CenturyLink, Inc.
5.125%, due 12/15/26 (c)		40,000		40,850
4.000%, due 02/15/27 (c)		30,000		30,412
Charter Communications Operating LLC
4.908%, due 07/23/25		160,000		184,694
5.750%, due 04/01/48		180,000		222,650
5.125%, due 07/01/49		345,000		394,710
Cincinnati Bell, Inc.
7.000%, due 07/15/24 (c)		30,000		30,900
Comcast Corp.
3.400%, due 04/01/30		75,000		86,345
1.500%, due 02/15/31		190,000		186,736
CommScope Technologies LLC
5.000%, due 03/15/27 (c)		25,000		23,937
Consolidated Communications, Inc.
6.500%, due 10/01/22		25,000		24,968
6.500%, due 10/01/28 (c)		25,000		25,469
CSC Holdings LLC
5.875%, due 09/15/22		120,000		126,900
5.250%, due 06/01/24		70,000		75,075
5.500%, due 05/15/26 (c)		200,000		208,000
5.500%, due 04/15/27 (c)		400,000		420,000
5.375%, due 02/01/28 (c)		200,000		211,250
7.500%, due 04/01/28 (c)		200,000		220,500
5.750%, due 01/15/30 (c)		490,000		520,625
4.625%, due 12/01/30 (c)		200,000		200,500
Cumulus Media New Holdings, Inc.
6.750%, due 07/01/26 (c)		25,000		23,125
Diamond Sports Group LLC
5.375%, due 08/15/26 (c)		40,000		28,300
6.625%, due 08/15/27 (c)(e)		15,000		7,800
DISH DBS Corp.
5.875%, due 07/15/22		140,000		145,600
5.875%, due 11/15/24		60,000		61,500
DISH Network Corp. CVRT
3.375%, due 08/15/26		250,000		228,687
Embarq Corp.
7.995%, due 06/01/36		25,000		29,469
Entercom Media Corp.
7.250%, due 11/01/24 (c)		25,000		21,312
Expedia Group, Inc.
6.250%, due 05/01/25 (c)		110,000		121,031
5.000%, due 02/15/26		70,000		74,634
3.800%, due 02/15/28		240,000		240,938
3.250%, due 02/15/30		100,000		95,822
Frontier Communications Corp.
8.000%, due 04/01/27 (c)		35,000		35,000
GCI Liberty, Inc. CVRT
1.750%, due 09/30/46 (c)		270,000		461,252
GCI LLC
6.625%, due 06/15/24 (c)		320,000		343,200
4.750%, due 10/15/28 (c)		65,000		65,975
Gogo Intermediate Holdings LLC
9.875%, due 05/01/24 (c)		30,000		31,875
Gray Television, Inc.
7.000%, due 05/15/27 (c)		55,000		59,537
GTT Communications, Inc.
7.875%, due 12/31/24 (c)		20,000		10,150
HC2 Holdings, Inc.
11.500%, due 12/01/21 (c)		94,000		89,770
Hughes Satellite Systems Corp.
6.625%, due 08/01/26		25,000		27,063
iHeartCommunications, Inc.
8.375%, due 05/01/27		35,000		34,475
Level 3 Financing, Inc.
5.250%, due 03/15/26		25,000		25,875
4.250%, due 07/01/28 (c)		65,000		66,056
Liberty Broadband Corp. CVRT
2.750%, due 09/30/50 (c)		85,000		91,172
Match Group Financeco 2, Inc. CVRT
0.875%, due 06/15/26 (c)		250,000		358,508
Match Group Holdings II LLC
4.125%, due 08/01/30 (c)		155,000		156,550
Meredith Corp.
6.875%, due 02/01/26		25,000		20,813
Midcontinent Communications
5.375%, due 08/15/27 (c)		25,000		25,750
Netflix, Inc.
3.625%, due 06/15/25 (c)		225,000		234,000
5.875%, due 11/15/28		25,000		29,688
5.375%, due 11/15/29 (c)		210,000		245,700
Nexstar Broadcasting, Inc.
5.625%, due 07/15/27 (c)		50,000		52,438
Radiate Holdco LLC
4.500%, due 09/15/26 (c)		290,000		291,088
Scripps Escrow, Inc.
5.875%, due 07/15/27 (c)		30,000		29,100
Sirius XM Radio, Inc.
5.375%, due 07/15/26 (c)		120,000		124,800
5.000%, due 08/01/27 (c)		25,000		26,094
Sprint Capital Corp.
6.875%, due 11/15/28		65,000		80,925
Sprint Corp.
7.125%, due 06/15/24		60,000		68,775
7.625%, due 03/01/26		25,000		30,125
TEGNA, Inc.
5.000%, due 09/15/29 (c)		25,000		24,563
Terrier Media Buyer, Inc.
8.875%, due 12/15/27 (c)		25,000		25,125
The Interpublic Group of Cos., Inc.
4.650%, due 10/01/28		80,000		94,707
T-Mobile USA, Inc.
6.500%, due 01/15/26		160,000		166,600
4.500%, due 02/01/26		195,000		200,850
3.750%, due 04/15/27 (c)		125,000		139,920
5.375%, due 04/15/27		25,000		26,687
2.050%, due 02/15/28 (c)		70,000		71,626
TripAdvisor, Inc.
7.000%, due 07/15/25 (c)		160,000		166,800
Twitter, Inc.
3.875%, due 12/15/27 (c)		39,000		40,706
Uber Technologies, Inc.
8.000%, due 11/01/26 (c)		300,000		319,500
7.500%, due 09/15/27 (c)		35,000		37,231
Univision Communications, Inc.
6.625%, due 06/01/27 (c)		25,000		24,375
Verizon Communications, Inc.
1.380%, due 05/15/25 (3 Month U.S. LIBOR + 1.100%) (b)		80,000		81,405
4.329%, due 09/21/28		279,000		338,668
1.500%, due 09/18/30		110,000		109,235
ViacomCBS, Inc.
6.250%, due 02/28/57 (3 Month U.S. LIBOR + 3.899%) (b)		25,000		27,438
ViaSat, Inc.
5.625%, due 09/15/25 (c)		25,000		24,500
Zayo Group Holdings, Inc.
4.000%, due 03/01/27 (c)		35,000		34,431
6.125%, due 03/01/28 (c)		40,000		41,200
				11,039,120
Consumer, Cyclical - 2.8%
Adams Homes, Inc.
7.500%, due 02/15/25 (c)		20,000		20,200
Allison Transmission, Inc.
5.875%, due 06/01/29 (c)		25,000		27,031
AMC Entertainment Holdings, Inc.
12.000%, due 06/15/26 (c)		13,000		3,672
American Airlines Group, Inc.
5.000%, due 06/01/22 (c)		160,000		109,200
American Airlines Group, Inc. CVRT
6.500%, due 07/01/25		185,000		172,357
American Axle & Manufacturing, Inc.
6.875%, due 07/01/28		25,000		24,250
Asbury Automotive Group, Inc.
4.500%, due 03/01/28 (c)		4,000		4,020
4.750%, due 03/01/30 (c)		29,000		29,145
Ashton Woods USA LLC
6.750%, due 08/01/25 (c)		25,000		25,500
Beacon Roofing Supply, Inc.
4.875%, due 11/01/25 (c)		85,000		82,875
Boyd Gaming Corp.
8.625%, due 06/01/25 (c)		25,000		27,406
4.750%, due 12/01/27		60,000		58,575
Caesars Entertainment, Inc.
6.250%, due 07/01/25 (c)		70,000		72,975
Caesars Resort Collection LLC
5.250%, due 10/15/25 (c)		75,000		72,187
Carvana Co.
8.875%, due 10/01/23 (c)		15,000		15,675
Cedar Fair LP
5.250%, due 07/15/29		30,000		28,800
Century Communities, Inc.
5.875%, due 07/15/25		25,000		25,750
Clarios Global LP
6.250%, due 05/15/26 (c)		45,000		47,250
Core & Main LP
6.125%, due 08/15/25 (c)		25,000		25,250
Dana, Inc.
5.500%, due 12/15/24		25,000		25,375
Delta Air Lines 2020-1 Class A Pass Through Trust
2.500%, due 06/10/28		100,000		89,935
Delta Air Lines 2020-1 Class AA Pass Through Trust
2.000%, due 06/10/28		100,000		95,999
Delta Air Lines, Inc.
3.400%, due 04/19/21		115,000		113,850
2.900%, due 10/28/24		125,000		111,250
7.000%, due 05/01/25 (c)		230,000		253,000
4.500%, due 10/20/25 (c)		65,000		66,706
4.750%, due 10/20/28 (c)		343,000		356,291
Dollar Tree, Inc.
4.000%, due 05/15/25		170,000		191,662
Ford Motor Co.
8.500%, due 04/21/23		170,000		185,249
9.000%, due 04/22/25		30,000		34,371
Ford Motor Credit Co. LLC
4.250%, due 09/20/22		200,000		201,113
3.350%, due 11/01/22		200,000		197,995
3.370%, due 11/17/23		200,000		196,981
General Motors Co.
6.125%, due 10/01/25		130,000		150,563
General Motors Financial Co., Inc.
1.294%, due 01/05/23 (3 Month U.S. LIBOR + 0.990%) (b)		150,000		148,119
3.950%, due 04/13/24		20,000		21,111
Golden Entertainment, Inc.
7.625%, due 04/15/26 (c)		25,000		24,687
Golden Nugget, Inc.
6.750%, due 10/15/24 (c)		75,000		62,250
Group 1 Automotive, Inc.
4.000%, due 08/15/28 (c)		10,000		9,825
H&E Equipment Services, Inc.
5.625%, due 09/01/25		25,000		26,062
Hilton Domestic Operating Co., Inc.
5.375%, due 05/01/25 (c)		10,000		10,350
5.750%, due 05/01/28 (c)		25,000		26,344
Hilton Worldwide Finance LLC
4.625%, due 04/01/25		120,000		120,750
IAA, Inc.
5.500%, due 06/15/27 (c)		25,000		26,000
Installed Building Products, Inc.
5.750%, due 02/01/28 (c)		25,000		26,281
IRB Holding Corp.
7.000%, due 06/15/25 (c)		50,000		53,312
6.750%, due 02/15/26 (c)		45,000		45,000
KFC Holding Co.
5.000%, due 06/01/24 (c)		235,000		240,875
5.250%, due 06/01/26 (c)		235,000		244,106
L Brands, Inc.
6.750%, due 07/01/36		25,000		24,500
Lennar Corp.
4.500%, due 04/30/24		65,000		69,387
5.875%, due 11/15/24		50,000		55,562
5.250%, due 06/01/26		25,000		28,063
4.750%, due 11/29/27		395,000		450,300
Lions Gate Capital Holdings LLC
6.375%, due 02/01/24 (c)		320,000		316,800
5.875%, due 11/01/24 (c)		103,000		100,940
Live Nation Entertainment, Inc.
6.500%, due 05/15/27 (c)		40,000		43,050
4.750%, due 10/15/27 (c)		130,000		121,550
Lowe's Cos., Inc.
3.700%, due 04/15/46		14,000		15,989
4.050%, due 05/03/47		30,000		35,662
LTF Merger Sub, Inc.
8.500%, due 06/15/23 (c)		45,000		43,200
M/I Homes, Inc.
4.950%, due 02/01/28		25,000		25,594
Mattel, Inc.
5.875%, due 12/15/27 (c)		25,000		26,875
McDonald's Corp.
3.600%, due 07/01/30		75,000		87,336
3.625%, due 05/01/43		15,000		16,745
3.625%, due 09/01/49 (e)		25,000		27,844
Meritage Homes Corp.
5.125%, due 06/06/27		25,000		27,625
MGM Resorts International
6.750%, due 05/01/25		60,000		63,000
5.500%, due 04/15/27		25,000		26,125
Michaels Stores, Inc.
8.000%, due 07/15/27 (c)		25,000		26,125
Mileage Plus Holdings LLC
6.500%, due 06/20/27 (c)		45,000		46,800
Murphy Oil USA, Inc.
5.625%, due 05/01/27		25,000		26,313
Navistar International Corp.
6.625%, due 11/01/25 (c)		25,000		25,688
Penn National Gaming, Inc.
5.625%, due 01/15/27 (c)		25,000		25,938
Performance Food Group, Inc.
5.500%, due 10/15/27 (c)		45,000		46,350
PetSmart, Inc.
7.125%, due 03/15/23 (c)		30,000		30,262
5.875%, due 06/01/25 (c)		40,000		40,750
Scientific Games International, Inc.
5.000%, due 10/15/25 (c)		25,000		25,094
7.250%, due 11/15/29 (c)		30,000		30,450
SeaWorld Parks & Entertainment, Inc.
9.500%, due 08/01/25 (c)		25,000		25,813
Six Flags Theme Parks, Inc.
7.000%, due 07/01/25 (c)		80,000		85,000
Sonic Automotive, Inc.
6.125%, due 03/15/27		25,000		25,938
Specialty Building Products Holdings LLC
6.375%, due 09/30/26 (c)		25,000		25,375
Speedway Motorsports LLC
4.875%, due 11/01/27 (c)		25,000		23,969
Staples, Inc.
7.500%, due 04/15/26 (c)		45,000		41,625
Station Casinos LLC
4.500%, due 02/15/28 (c)		25,000		23,125
STL Holding Co. LLC
7.500%, due 02/15/26 (c)		25,000		25,094
Tempur Sealy International, Inc.
5.500%, due 06/15/26		119,000		123,463
Tenneco, Inc.
5.000%, due 07/15/26		15,000		11,100
The Home Depot, Inc.
3.900%, due 06/15/47		80,000		98,318
3.125%, due 12/15/49		20,000		22,208
The William Carter Co.
5.500%, due 05/15/25 (c)		85,000		89,463
5.625%, due 03/15/27 (c)		25,000		26,187
TRI Pointe Group, Inc.
5.700%, due 06/15/28		25,000		27,375
Twin River Worldwide Holdings, Inc.
6.750%, due 06/01/27 (c)		40,000		39,500
United Airlines Holdings, Inc.
4.250%, due 10/01/22		25,000		23,000
Univar Solutions USA, Inc.
5.125%, due 12/01/27 (c)		25,000		25,500
Williams Scotsman International, Inc.
4.625%, due 08/15/28 (c)		25,000		25,000
WMG Acquisition Corp.
5.500%, due 04/15/26 (c)		250,000		259,063
Wolverine World Wide, Inc.
5.000%, due 09/01/26 (c)		25,000		24,906
Wyndham Hotels & Resorts, Inc.
5.375%, due 04/15/26 (c)		15,000		15,244
4.375%, due 08/15/28 (c)		175,000		169,312
Yum! Brands, Inc.
4.750%, due 01/15/30 (c)		412,000		444,960
3.625%, due 03/15/31		400,000		400,000
				8,257,985
Consumer, Non-cyclical - 3.5%
AbbVie, Inc.
4.700%, due 05/14/45		155,000		189,778
4.875%, due 11/14/48		100,000		126,065
Acadia Healthcare Co., Inc.
5.500%, due 07/01/28 (c)		25,000		25,625
Albertsons Cos., Inc.
5.875%, due 02/15/28 (c)		15,000		16,013
3.500%, due 03/15/29 (c)		55,000		53,281
Allied Universal Holdco LLC
6.625%, due 07/15/26 (c)		40,000		42,500
9.750%, due 07/15/27 (c)		70,000		75,950
Altria Group, Inc.
4.500%, due 05/02/43		100,000		111,257
4.450%, due 05/06/50		85,000		94,955
AMN Healthcare, Inc.
4.625%, due 10/01/27 (c)		25,000		25,516
Anheuser-Busch Cos. LLC
4.900%, due 02/01/46		85,000		103,936
Anheuser-Busch InBev Worldwide, Inc.
4.600%, due 04/15/48		100,000		120,350
Anthem, Inc.
2.375%, due 01/15/25		90,000		95,440
Ascension Health
2.532%, due 11/15/29		74,000		80,040
Avantor Funding, Inc.
4.625%, due 07/15/28 (c)		25,000		25,937
B&G Foods, Inc.
5.250%, due 04/01/25		20,000		20,525
5.250%, due 09/15/27		20,000		20,800
BAT Capital Corp.
4.540%, due 08/15/47		100,000		105,962
Bristol-Myers Squibb Co.
4.550%, due 02/20/48		170,000		229,610
Cardtronics, Inc.
5.500%, due 05/01/25 (c)		25,000		25,000
Catalent Pharma Solutions, Inc.
5.000%, due 07/15/27 (c)		25,000		26,125
Centene Corp.
5.375%, due 08/15/26 (c)		40,000		42,200
4.250%, due 12/15/27		20,000		20,850
4.625%, due 12/15/29		25,000		26,937
3.375%, due 02/15/30		190,000		197,125
3.000%, due 10/15/30		225,000		229,219
Cigna Corp.
1.165%, due 07/15/23 (3 Month U.S. LIBOR + 0.890%) (b)		145,000		146,461
4.900%, due 12/15/48		240,000		311,022
Constellation Brands, Inc.
3.150%, due 08/01/29		155,000		168,659
CoStar Group, Inc.
2.800%, due 07/15/30 (c)		115,000		118,771
Cott Holdings, Inc.
5.500%, due 04/01/25 (c)		80,000		81,900
CVS Health Corp.
5.050%, due 03/25/48		210,000		265,770
DaVita, Inc.
4.625%, due 06/01/30 (c)		25,000		25,594
Duke University
2.682%, due 10/01/44		158,000		165,199
Eli Lilly and Co.
3.950%, due 03/15/49		150,000		186,976
Emergent BioSolutions, Inc.
3.875%, due 08/15/28 (c)		25,000		25,000
Encompass Health Corp.
4.625%, due 04/01/31		15,000		15,000
Gartner, Inc.
4.500%, due 07/01/28 (c)		25,000		26,094
Graham Holdings Co.
5.750%, due 06/01/26 (c)		165,000		173,662
HCA, Inc.
5.375%, due 02/01/25		250,000		273,750
5.375%, due 09/01/26		45,000		49,725
4.125%, due 06/15/29		405,000		457,650
3.500%, due 09/01/30		731,000		745,620
Hill-Rom Holdings, Inc.
4.375%, due 09/15/27 (c)		25,000		25,750
Jaguar Holding Co. II
5.000%, due 06/15/28 (c)		50,000		52,125
JBS USA LUX SA
5.875%, due 07/15/24 (c)		6,000		6,112
5.750%, due 06/15/25 (c)		5,000		5,125
6.750%, due 02/15/28 (c)		74,000		80,475
KeHE Distributors LLC
8.625%, due 10/15/26 (c)		25,000		27,062
Kraft Heinz Foods Co.
3.950%, due 07/15/25		161,000		174,585
3.000%, due 06/01/26		335,000		345,325
3.875%, due 05/15/27 (c)		55,000		58,239
3.750%, due 04/01/30 (c)		80,000		83,854
4.250%, due 03/01/31 (c)		355,000		389,119
5.000%, due 07/15/35		40,000		46,054
5.200%, due 07/15/45		45,000		49,400
Kronos Acquisition Holdings, Inc.
9.000%, due 08/15/23 (c)		40,000		40,600
LifePoint Health, Inc.
6.750%, due 04/15/25 (c)		25,000		26,312
4.375%, due 02/15/27 (c)		55,000		54,725
Molina Healthcare, Inc.
5.375%, due 11/15/22		25,000		26,000
MPH Acquisition Holdings LLC
7.125%, due 06/01/24 (c)		90,000		92,475
Nielsen Finance LLC
5.625%, due 10/01/28 (c)		25,000		25,625
Ortho-Clinical Diagnostics, Inc.
7.250%, due 02/01/28 (c)		30,000		31,200
Par Pharmaceutical, Inc.
7.500%, due 04/01/27 (c)		25,000		26,187
Pilgrim's Pride Corp.
5.875%, due 09/30/27 (c)		60,000		62,250
Polaris Intermediate Corp.
8.500%, due 12/01/22 (c)(e)		25,000		25,344
Post Holdings, Inc.
5.000%, due 08/15/26 (c)		355,000		363,875
5.750%, due 03/01/27 (c)		365,000		383,706
5.625%, due 01/15/28 (c)		325,000		344,094
5.500%, due 12/15/29 (c)		205,000		219,350
4.625%, due 04/15/30 (c)		65,000		66,869
Prime Security Services Borrower LLC
3.375%, due 08/31/27 (c)		45,000		43,144
Radiology Partners, Inc.
9.250%, due 02/01/28 (c)		35,000		36,400
Select Medical Corp.
6.250%, due 08/15/26 (c)		410,000		426,400
Smithfield Foods, Inc.
4.250%, due 02/01/27 (c)		155,000		169,371
Spectrum Brands, Inc.
5.750%, due 07/15/25		30,000		30,863
Tenet Healthcare Corp.
5.125%, due 11/01/27 (c)		60,000		61,650
6.125%, due 10/01/28 (c)(e)		25,000		24,313
Thermo Fisher Scientific, Inc.
0.750%, due 09/12/24	EUR	100,000		120,296
0.500%, due 03/01/28	EUR	100,000		118,320
TreeHouse Foods, Inc.
4.000%, due 09/01/28		$25,000		25,281
United Rentals North America, Inc.
4.875%, due 01/15/28		225,000		235,969
4.000%, due 07/15/30		120,000		123,150
US Foods, Inc.
6.250%, due 04/15/25 (c)		5,000		5,294
Verscend Escrow Corp.
9.750%, due 08/15/26 (c)		92,000		99,820
Vizient, Inc.
6.250%, due 05/15/27 (c)		25,000		26,250
West Street Merger Sub, Inc.
6.375%, due 09/01/25 (c)		85,000		86,488
				10,132,695
Energy - 1.2%
Antero Midstream Partners LP
5.750%, due 03/01/27 (c)		20,000		16,500
Antero Resources Corp.
5.000%, due 03/01/25		25,000		15,625
Apache Corp.
4.625%, due 11/15/25		20,000		19,000
4.375%, due 10/15/28		50,000		45,625
Archrock Partners LP
6.250%, due 04/01/28 (c)		25,000		23,500
Blue Racer Midstream LLC
6.625%, due 07/15/26 (c)		15,000		13,200
Cheniere Energy Partners LP
5.250%, due 10/01/25		5,000		5,112
5.625%, due 10/01/26		85,000		88,400
CNX Resources Corp.
7.250%, due 03/14/27 (c)		25,000		25,500
Comstock Resources, Inc.
9.750%, due 08/15/26		25,000		25,625
Crestwood Midstream Partners LP
5.750%, due 04/01/25		25,000		22,812
DCP Midstream Operating LP
5.625%, due 07/15/27		25,000		25,437
Delek Logistics Partners LP
6.750%, due 05/15/25		25,000		22,750
Energy Transfer Operating LP
4.750%, due 01/15/26		60,000		63,975
6.000%, due 06/15/48		175,000		175,219
7.125%, Perpetual (5 Yeat CMT Rate + 5.306%) (b)		175,000		138,250
Enterprise Products Operating LLC
3.125%, due 07/31/29		280,000		303,734
Enviva Partners LP
6.500%, due 01/15/26 (c)		25,000		26,312
EOG Resources, Inc.
4.375%, due 04/15/30		190,000		223,662
EQM Midstream Partners LP
6.000%, due 07/01/25 (c)		25,000		25,750
6.500%, due 07/01/27 (c)		50,000		52,875
EQT Corp.
7.875%, due 02/01/25		25,000		27,720
Exxon Mobil Corp.
2.610%, due 10/15/30		30,000		32,263
4.227%, due 03/19/40		20,000		24,434
3.095%, due 08/16/49 (e)		45,000		45,556
Gulfport Energy Corp.
6.375%, due 05/15/25		40,000		24,500
Hess Midstream Operations LP
5.625%, due 02/15/26 (c)		25,000		25,375
5.125%, due 06/15/28 (c)		45,000		44,887
Hilcorp Energy I LP
5.000%, due 12/01/24 (c)		25,000		22,562
6.250%, due 11/01/28 (c)		35,000		31,325
Indigo Natural Resources LLC
6.875%, due 02/15/26 (c)		45,000		43,762
Kinder Morgan Energy Partners LP
6.950%, due 01/15/38		65,000		84,542
Kinder Morgan, Inc.
4.300%, due 06/01/25		85,000		95,647
5.200%, due 03/01/48		100,000		116,498
Marathon Petroleum Corp.
5.125%, due 12/15/26		80,000		93,100
Murphy Oil Corp.
5.750%, due 08/15/25		25,000		21,813
NuStar Logistics LP
6.375%, due 10/01/30		35,000		36,225
Occidental Petroleum Corp.
8.000%, due 07/15/25		20,000		20,000
3.500%, due 08/15/29		30,000		22,875
6.625%, due 09/01/30		50,000		46,063
Parsley Energy LLC
5.625%, due 10/15/27 (c)		25,000		24,875
PBF Logistics LP
6.875%, due 05/15/23		25,000		23,625
Peabody Energy Corp.
6.000%, due 03/31/22 (c)		30,000		19,500
QEP Resources, Inc.
5.625%, due 03/01/26		30,000		16,800
Rattler Midstream LP
5.625%, due 07/15/25 (c)		25,000		25,188
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27		80,000		90,100
SunCoke Energy Partners LP
7.500%, due 06/15/25 (c)		70,000		62,825
Sunoco LP
5.500%, due 02/15/26		25,000		25,031
6.000%, due 04/15/27		35,000		36,225
Tallgrass Energy Partners LP
5.500%, due 01/15/28 (c)		25,000		22,625
Targa Resources Partners LP
5.500%, due 03/01/30 (c)		45,000		44,775
4.875%, due 02/01/31 (c)		25,000		24,125
The Williams Cos., Inc.
4.500%, due 11/15/23		120,000		131,249
4.550%, due 06/24/24		307,000		339,895
3.750%, due 06/15/27		75,000		82,235
USA Compression Partners LP
6.875%, due 09/01/27		75,000		74,063
Valero Energy Corp.
2.850%, due 04/15/25		125,000		130,924
3.400%, due 09/15/26		90,000		96,675
Viper Energy Partners LP
5.375%, due 11/01/27 (c)		25,000		24,719
Western Midstream Operating LP
4.100%, due 02/01/25		30,000		28,425
5.450%, due 04/01/44		25,000		21,438
WPX Energy, Inc.
5.250%, due 10/15/27		25,000		25,375
5.875%, due 06/15/28		25,000		26,125
4.500%, due 01/15/30		25,000		24,688
				3,639,515
Financial - 4.1%
Air Lease Corp.
3.250%, due 03/01/25		95,000		96,529
Alexandria Real Estate Equities, Inc.
4.000%, due 01/15/24		150,000		165,759
Alliant Holdings Intermediate LLC
6.750%, due 10/15/27 (c)		30,000		31,425
Ally Financial, Inc.
5.750%, due 11/20/25		25,000		28,062
American Express Co.
3.400%, due 02/22/24		155,000		168,297
American International Group, Inc.
4.375%, due 01/15/55		60,000		69,208
American Tower Corp.
1.950%, due 05/22/26	EUR	100,000		127,011
0.500%, due 01/15/28	EUR	100,000		116,061
3.950%, due 03/15/29		$85,000		97,706
Athene Global Funding
3.000%, due 07/01/22 (c)		90,000		92,924
Bank of America Corp.
0.981%, due 09/25/25 (SOFR Rate + 0.910%) (b)		125,000		124,962
1.319%, due 06/19/26 (SOFR Rate + 1.150%) (b)		260,000		261,640
3.419%, due 12/20/28 (3 Month U.S. LIBOR + 1.040%) (b)		101,000		112,426
3.974%, due 02/07/30 (3 Month U.S. LIBOR + 1.210%) (b)		80,000		92,615
2.884%, due 10/22/30 (3 Month U.S. LIBOR + 1.190%) (b)		200,000		215,031
6.110%, due 01/29/37		300,000		422,233
Berkshire Hathaway Finance Corp.
2.375%, due 06/19/39	GBP	120,000		174,032
Berkshire Hathaway, Inc.
0.000%, due 03/12/25	EUR	200,000		233,938
Brookfield Finance LLC
3.450%, due 04/15/50		$30,000		29,352
Capital One Financial Corp.
0.988%, due 01/30/23 (3 Month U.S. LIBOR + 0.720%) (b)		175,000		175,100
Chubb INA Holdings, Inc.
0.300%, due 12/15/24	EUR	160,000		188,086
CIT Group, Inc.
5.800%, Perpetual (3 Month U.S. LIBOR + 3.972%) (b)		$35,000		27,869
Citigroup, Inc.
1.650%, due 05/04/21 (3 Month Bank Bill Swap Rate + 1.550%) (b)	AUD	245,000		176,468
0.111%, due 03/21/23 (3 Month EURIBOR + 0.500%) (b)	EUR	170,000		199,587
1.678%, due 05/15/24 (SOFR Rate + 1.667%) (b)		$190,000		194,434
1.380%, due 05/17/24 (3 Month U.S. LIBOR + 1.100%) (b)		160,000		161,191
4.125%, due 07/25/28		115,000		132,117
Crown Castle International Corp.
3.650%, due 09/01/27		125,000		139,756
3.800%, due 02/15/28		129,000		145,776
2.250%, due 01/15/31		40,000		40,410
Cushman & Wakefield US Borrower LLC
6.750%, due 05/15/28 (c)		25,000		25,937
Discover Financial Services
4.100%, due 02/09/27		105,000		116,502
Equinix, Inc.
1.000%, due 09/15/25		125,000		123,893
3.200%, due 11/18/29		105,000		115,548
2.150%, due 07/15/30		153,000		154,697
Equitable Holdings, Inc.
3.900%, due 04/20/23		145,000		155,524
ESH Hospitality, Inc.
5.250%, due 05/01/25 (c)		205,000		207,050
First Horizon Bank
5.750%, due 05/01/30		255,000		287,746
First Maryland Capital II
1.101%, due 02/01/27 (3 Month U.S. LIBOR + 0.850%) (b)		250,000		229,416
Freedom Mortgage Corp.
8.250%, due 04/15/25 (c)		25,000		25,437
GE Capital Funding LLC
4.400%, due 05/15/30 (c)		200,000		213,931
GTCR AP Finance, Inc.
8.000%, due 05/15/27 (c)		35,000		37,100
Icahn Enterprises LP
5.250%, due 05/15/27		30,000		31,162
Iron Mountain, Inc.
5.250%, due 07/15/30 (c)(e)		25,000		26,062
4.500%, due 02/15/31 (c)		25,000		24,813
JPMorgan Chase & Co.
2.005%, due 03/13/26 (SOFR Rate + 1.585%) (b)		210,000		217,554
2.083%, due 04/22/26 (SOFR Rate + 1.850%) (b)		365,000		381,367
3.625%, due 12/01/27		85,000		94,625
2.956%, due 05/13/31 (SOFR Rate + 2.515%) (b)		140,000		150,586
4.600%, Perpetual (SOFR Rate + 3.125%) (b)		200,000		195,750
LPL Holdings, Inc.
4.625%, due 11/15/27 (c)		25,000		25,312
MGM Growth Properties Operating Partnership LP
5.625%, due 05/01/24		25,000		26,437
Morgan Stanley
3.737%, due 04/24/24 (3 Month U.S. LIBOR + 0.847%) (b)(e)		155,000		166,665
MPT Operating Partnership LP
5.000%, due 10/15/27		25,000		26,094
Nationstar Mortgage Holdings, Inc.
6.000%, due 01/15/27 (c)		230,000		234,025
5.500%, due 08/15/28 (c)		30,000		30,000
Navient Corp.
5.000%, due 03/15/27		35,000		32,812
NFP Corp.
6.875%, due 08/15/28 (c)		30,000		30,300
OneMain Finance Corp.
6.625%, due 01/15/28		65,000		72,069
PennyMac Financial Services, Inc.
5.375%, due 10/15/25 (c)		30,000		30,450
Prudential Financial, Inc.
3.905%, due 12/07/47		85,000		94,486
Quicken Loans LLC
5.250%, due 01/15/28 (c)		25,000		26,335
Realogy Group LLC
7.625%, due 06/15/25 (c)		15,000		15,638
Santander Holdings USA, Inc.
3.400%, due 01/18/23		150,000		156,921
SBA Communications Corp.
4.875%, due 09/01/24		33,000		33,742
3.875%, due 02/15/27 (c)		405,000		410,569
Service Properties Trust
4.375%, due 02/15/30		25,000		20,743
Stifel Financial Corp.
4.000%, due 05/15/30		155,000		170,766
Synchrony Financial
3.950%, due 12/01/27		90,000		96,613
Synovus Financial Corp.
5.750%, due 12/15/25 (3 Month U.S. LIBOR + 4.182%) (b)		300,000		299,280
The Goldman Sachs Group, Inc.
3.625%, due 02/20/24		155,000		168,381
1.375%, due 05/15/24	EUR	150,000		180,856
3.375%, due 03/27/25	EUR	38,000		50,396
2.000%, due 11/01/28	EUR	37,000		48,117
US Bancorp
0.850%, due 06/07/24	EUR	545,000		656,459
3.000%, due 07/30/29		$175,000		193,750
USB Capital IX
3.500%, Perpetual (3 Month U.S. LIBOR + 1.020%) (b)		310,000		284,038
VICI Properties LP
3.750%, due 02/15/27 (c)		5,000		4,913
4.625%, due 12/01/29 (c)		70,000		71,487
4.125%, due 08/15/30 (c)		170,000		166,813
Wachovia Capital Trust III
5.570%, Perpetual (3 Month U.S. LIBOR + 0.930%) (b)		345,000		344,569
Wells Fargo & Co.
1.422%, due 07/27/21 (3 Month Bank Bill Swap Rate + 1.320%) (b)	AUD	200,000		144,112
3.250%, due 04/27/22	AUD	200,000		148,599
4.750%, due 12/07/46		$175,000		218,266
Willis North America, Inc.
4.500%, due 09/15/28		75,000		88,520
				11,823,238
Industrial - 1.9%
Advanced Disposal Services, Inc.
5.625%, due 11/15/24 (c)		25,000		25,750
AECOM
5.875%, due 10/15/24		210,000		226,800
5.125%, due 03/15/27		265,000		284,875
Ball Corp.
4.000%, due 11/15/23		360,000		382,050
5.250%, due 07/01/25		275,000		310,406
4.875%, due 03/15/26		255,000		283,688
2.875%, due 08/15/30		105,000		101,806
Berry Global, Inc.
5.625%, due 07/15/27 (c)		275,000		287,375
BMC East LLC
5.500%, due 10/01/24 (c)		25,000		25,687
BNSF Funding Trust I
6.613%, due 12/15/55 (3 Month U.S. LIBOR + 2.350%) (b)		107,000		120,134
Builders FirstSource, Inc.
6.750%, due 06/01/27 (c)		50,000		53,562
5.000%, due 03/01/30 (c)		65,000		67,275
Burlington Northern Santa Fe LLC
4.450%, due 03/15/43		10,000		12,832
3.050%, due 02/15/51		85,000		92,234
BWX Technologies, Inc.
4.125%, due 06/30/28 (c)		20,000		20,575
Cargo Aircraft Management, Inc.
4.750%, due 02/01/28 (c)		25,000		25,250
Clark Equipment Co.
5.875%, due 06/01/25 (c)		25,000		25,906
Clean Harbors, Inc.
5.125%, due 07/15/29 (c)		25,000		26,969
Crown Americas LLC
4.500%, due 01/15/23		164,000		169,740
4.250%, due 09/30/26		25,000		25,875
Crown Cork & Seal Co., Inc.
7.375%, due 12/15/26		175,000		207,594
CSX Corp.
3.800%, due 11/01/46		75,000		86,894
4.500%, due 08/01/54		25,000		32,328
Energizer Holdings, Inc.
4.750%, due 06/15/28 (c)		50,000		51,750
FedEx Corp.
4.950%, due 10/17/48		210,000		267,014
Flex Acquisition Co., Inc.
6.875%, due 01/15/25 (c)		45,000		44,887
Gates Global LLC
6.250%, due 01/15/26 (c)		25,000		25,719
Graham Packaging Co., Inc.
7.125%, due 08/15/28 (c)		25,000		26,031
Granite US Holdings Corp.
11.000%, due 10/01/27 (c)		25,000		25,687
Griffon Corp.
5.750%, due 03/01/28		30,000		31,275
John Deere Capital Corp.
3.450%, due 01/10/24		85,000		92,717
Koppers, Inc.
6.000%, due 02/15/25 (c)		25,000		25,281
Lockheed Martin Corp.
4.700%, due 05/15/46		130,000		176,604
New Enterprise Stone & Lime Co., Inc.
9.750%, due 07/15/28 (c)		25,000		27,000
Owens Corning
3.950%, due 08/15/29		105,000		118,841
4.400%, due 01/30/48		85,000		95,025
Packaging Corp. of America
3.000%, due 12/15/29		90,000		98,476
Park-Ohio Industries, Inc.
6.625%, due 04/15/27		25,000		23,062
Penske Truck Leasing Co. LP
4.200%, due 04/01/27 (c)		90,000		101,184
PGT Innovations, Inc.
6.750%, due 08/01/26 (c)		25,000		26,625
Plastipak Holdings, Inc.
6.250%, due 10/15/25 (c)		25,000		24,938
Reynolds Group Issuer, Inc.
5.125%, due 07/15/23 (c)		25,000		25,188
4.000%, due 10/15/27 (c)		225,000		226,406
Roper Technologies, Inc.
1.750%, due 02/15/31		200,000		199,317
Silgan Holdings, Inc.
4.125%, due 02/01/28		70,000		71,225
SSL Robotics LLC
9.750%, due 12/31/23 (c)		25,000		27,625
Standard Industries, Inc.
3.375%, due 01/15/31 (c)		20,000		19,675
Stevens Holding Co., Inc.
6.125%, due 10/01/26 (c)		25,000		26,750
Summit Materials LLC
5.125%, due 06/01/25 (c)		25,000		25,375
The Boeing Co.
5.040%, due 05/01/27		205,000		225,649
5.150%, due 05/01/30		205,000		230,089
The Kenan Advantage Group, Inc.
7.875%, due 07/31/23 (c)		5,000		4,875
TransDigm, Inc.
8.000%, due 12/15/25 (c)		5,000		5,425
6.250%, due 03/15/26 (c)		50,000		52,250
6.375%, due 06/15/26		15,000		15,000
5.500%, due 11/15/27		60,000		57,600
Triumph Group, Inc.
7.750%, due 08/15/25		25,000		15,938
Weekley Homes LLC
4.875%, due 09/15/28 (c)		25,000		25,250
WRKCo, Inc.
3.750%, due 03/15/25		75,000		83,890
				5,515,248
Technology - 1.2%
Apple, Inc.
0.875%, due 05/24/25	EUR	215,000		263,535
3.250%, due 02/23/26		$175,000		196,766
4.650%, due 02/23/46		140,000		194,757
Ascend Learning LLC
6.875%, due 08/01/25 (c)		25,000		25,625
Booz Allen Hamilton, Inc.
3.875%, due 09/01/28 (c)		25,000		25,688
Broadcom Corp.
3.875%, due 01/15/27		60,000		66,498
Broadcom, Inc.
4.750%, due 04/15/29		216,000		250,753
4.150%, due 11/15/30		195,000		218,800
BY Crown Parent LLC
4.250%, due 01/31/26 (c)		50,000		50,812
Castle US Holding Corp.
9.500%, due 02/15/28 (c)		30,000		28,500
CDW LLC
3.250%, due 02/15/29		25,000		24,875
Change Healthcare Holdings LLC
5.750%, due 03/01/25 (c)		25,000		25,188
Dell International LLC
7.125%, due 06/15/24 (c)		25,000		25,969
8.350%, due 07/15/46 (c)		149,000		197,290
Donnelley Financial Solutions, Inc.
8.250%, due 10/15/24		25,000		26,250
Entegris, Inc.
4.375%, due 04/15/28 (c)		25,000		25,875
Fidelity National Information Services, Inc.
1.500%, due 05/21/27	EUR	100,000		124,587
1.000%, due 12/03/28	EUR	100,000		120,040
Fiserv, Inc.
1.125%, due 07/01/27	EUR	100,000		121,499
Logan Merger Sub, Inc.
5.500%, due 09/01/27 (c)		$25,000		25,344
Microchip Technology, Inc.
4.250%, due 09/01/25 (c)		25,000		25,938
MSCI, Inc.
4.750%, due 08/01/26 (c)		50,000		51,625
4.000%, due 11/15/29 (c)		70,000		73,587
3.625%, due 09/01/30 (c)		60,000		61,800
3.875%, due 02/15/31 (c)		135,000		140,569
MTS Systems Corp.
5.750%, due 08/15/27 (c)		25,000		24,625
NetApp, Inc.
1.875%, due 06/22/25		95,000		98,098
ON Semiconductor Corp.
3.875%, due 09/01/28 (c)		25,000		25,375
Oracle Corp.
2.500%, due 05/15/22		185,000		190,669
3.600%, due 04/01/50		80,000		89,370
Science Applications International Corp.
4.875%, due 04/01/28 (c)		25,000		25,375
SS&C Technologies, Inc.
5.500%, due 09/30/27 (c)		260,000		275,600
Tempo Acquisition LLC
6.750%, due 06/01/25 (c)		100,000		102,000
Texas Instruments, Inc.
3.875%, due 03/15/39		20,000		24,679
Veritas US, Inc.
7.500%, due 09/01/25 (c)		30,000		30,975
Xilinx, Inc.
2.375%, due 06/01/30		85,000		89,196
				3,368,132
Utilities - 1.1%
American Electric Power Co., Inc.
3.250%, due 03/01/50		30,000		31,197
Calpine Corp.
5.125%, due 03/15/28 (c)		40,000		41,300
4.625%, due 02/01/29 (c)		15,000		15,000
Clearway Energy Operating LLC
4.750%, due 03/15/28 (c)		25,000		25,875
Dominion Energy, Inc.
4.650%, Perpetual (5 Yeat CMT Rate + 2.993%) (b)		180,000		183,150
DPL, Inc.
4.125%, due 07/01/25 (c)		270,000		281,475
Duke Energy Corp.
4.875%, Perpetual (5 Yeat CMT Rate + 3.388%) (b)		150,000		158,812
Duke Energy Indiana LLC
3.750%, due 05/15/46		35,000		40,876
Entergy Louisiana LLC
2.900%, due 03/15/51		18,000		18,845
Essential Utilities, Inc.
2.704%, due 04/15/30		75,000		80,334
Eversource Energy
1.650%, due 08/15/30		95,000		94,523
Georgia Power Co.
2.200%, due 09/15/24		90,000		94,691
Mississippi Power Co.
4.250%, due 03/15/42		120,000		140,807
Monongahela Power Co.
5.400%, due 12/15/43 (c)		80,000		110,873
NextEra Energy Capital Holdings, Inc.
2.250%, due 06/01/30		75,000		77,604
5.650%, due 05/01/79 (3 Month U.S. LIBOR + 3.156%) (b)		110,000		124,988
NRG Energy, Inc.
6.625%, due 01/15/27		330,000		348,562
5.750%, due 01/15/28		25,000		26,969
5.250%, due 06/15/29 (c)		155,000		168,369
NRG Energy, Inc. CVRT
2.750%, due 06/01/48		200,000		207,582
PG&E Corp.
5.000%, due 07/01/28		20,000		19,400
5.250%, due 07/01/30		25,000		24,156
Pike Corp.
5.500%, due 09/01/28 (c)		35,000		35,044
Pinnacle West Capital Corp.
1.300%, due 06/15/25		90,000		91,418
Southern California Edison Co.
3.650%, due 02/01/50		15,000		15,399
The Brooklyn Union Gas Co.
4.487%, due 03/04/49 (c)		70,000		91,185
The East Ohio Gas Co.
3.000%, due 06/15/50 (c)		75,000		77,952
The Southern Co.
4.000%, due 01/15/51 (5 Yeat CMT Rate + 3.733%) (b)(e)		130,000		129,473
Vistra Operations Co. LLC
3.550%, due 07/15/24 (c)		175,000		185,500
5.625%, due 02/15/27 (c)		139,000		146,124
5.000%, due 07/31/27 (c)		55,000		57,612
				3,145,095
Total Corporate Bonds (Cost $55,182,256)				$57,733,965

FOREIGN BONDS - 20.3%
Argentina - 0.1%
Banco Macro SA
6.750%, due 11/04/26 (5 Year USD Swap Rate + 5.463%) (b)(e)		250,000		$189,688
Australia - 0.3%
Asian Development Bank
5.000%, due 03/09/22	AUD	110,000		84,119
Australia Government Bond
0.250%, due 11/21/24	AUD	240,000		171,890
Commonwealth Bank of Australia
3.900%, due 07/12/47 (c)		$80,000		99,058
International Bank for Reconstruction & Development
2.800%, due 01/13/21	AUD	220,000		158,720
New South Wales Treasury Corp.
1.000%, due 02/08/24	AUD	345,000		252,975
				766,762
Austria - 0.2%
JBS Investments II GmbH
7.000%, due 01/15/26 (c)		$200,000		212,500
Republic of Austria Government Bond
0.500%, due 02/20/29 (c)	EUR	290,000		366,771
				579,271
Bermuda - 0.3%
Digicel Group 0.5 Ltd.
8.000%, due 04/01/25 (c)		$61,467		21,513
Digicel Group 0.5 Ltd. CVRT
7.000%, Perpetual (c)		91,897		11,028
Geopark Ltd.
6.500%, due 09/21/24		200,000		188,500
Ooredoo International Finance Ltd.
3.250%, due 02/21/23		400,000		418,000
Viking Cruises Ltd.
13.000%, due 05/15/25 (c)		25,000		28,938
5.875%, due 09/15/27 (c)		90,000		69,975
				737,954
Brazil - 0.1%
Banco BTG Pactual SA
7.750%, due 02/15/29 (5 Year CMT Rate + 5.257%) (b)(c)		200,000		204,500
Natura Cosmeticos SA
5.375%, due 02/01/23 (c)		200,000		205,000
				409,500
Britain - 0.8%
European Investment Bank
0.404%, due 06/29/23 (SONIA Rate + 0.350%) (b)	GBP	100,000		129,575
Lloyds Banking Group PLC
7.500%, Perpetual (5 Year USD Swap Rate + 4.496%) (b)		$200,000		213,000
Natwest Group PLC
6.000%, Perpetual (5 Year CMT Rate + 5.625%) (b)		200,000		203,750
Royalty Pharma PLC
3.300%, due 09/02/40 (c)		90,000		88,181
United Kingdom Gilt
3.750%, due 09/07/21	GBP	130,000		173,634
0.500%, due 07/22/22	GBP	165,000		214,952
Vedanta Resources Finance II PLC
9.250%, due 04/23/26 (c)		$200,000		150,000
Vedanta Resources Ltd.
6.125%, due 08/09/24		400,000		282,000
Virgin Media Finance PLC
5.000%, due 07/15/30 (c)		200,000		199,000
Vmed O2 UK Financing I PLC
3.250%, due 01/31/31 (c)	EUR	150,000		174,161
4.250%, due 01/31/31 (c)		$415,000		421,225
				2,249,478
British Virgin Islands - 0.7%
CNOOC Finance 2012 Ltd.
3.875%, due 05/02/22		200,000		208,770
CNOOC Finance 2013 Ltd.
3.000%, due 05/09/23		200,000		209,733
CNPC Global Capital Ltd.
1.125%, due 06/23/23		400,000		400,008
1.350%, due 06/23/25		200,000		200,272
Radiant Access Ltd.
4.600%, Perpetual		400,000		400,000
Sinopec Group Overseas Development 2018 Ltd.
2.700%, due 05/13/30 (c)		400,000		420,945
State Grid Overseas Investment 2013 Ltd.
3.125%, due 05/22/23		200,000		210,611
				2,050,339
Canada - 2.8%
1011778 BC ULC
4.250%, due 05/15/24 (c)		345,000		350,606
5.750%, due 04/15/25 (c)		105,000		111,563
5.000%, due 10/15/25 (c)		345,000		352,762
3.875%, due 01/15/28 (c)		265,000		269,969
4.000%, due 10/15/30 (c)		326,000		328,445
ATS Automation Tooling Systems, Inc.
6.500%, due 06/15/23 (c)		25,000		25,375
Bank of Montreal
3.803%, due 12/15/32 (5 Year USD Swap Rate + 1.432%) (b)		90,000		99,337
Bausch Health Cos., Inc.
5.875%, due 05/15/23 (c)		65,000		64,675
6.125%, due 04/15/25 (c)		144,000		147,420
5.500%, due 11/01/25 (c)		90,000		92,137
9.000%, due 12/15/25 (c)		95,000		103,313
5.000%, due 01/30/28 (c)		400,000		389,000
6.250%, due 02/15/29 (c)		270,000		277,425
5.250%, due 01/30/30 (c)		505,000		496,162
Bombardier, Inc.
6.000%, due 10/15/22 (c)		35,000		32,375
Canacol Energy Ltd.
7.250%, due 05/03/25 (c)		200,000		204,500
Canada Housing Trust No. 1
0.950%, due 06/15/25 (c)	CAD	335,000		256,027
1.950%, due 12/15/25 (c)	CAD	685,000		549,744
Canadian Government Bond
1.500%, due 09/01/24	CAD	465,000		365,595
Cascades, Inc.
5.375%, due 01/15/28 (c)		$25,000		26,312
Cenovus Energy, Inc.
5.375%, due 07/15/25		25,000		24,094
Enbridge, Inc.
4.250%, due 12/01/26		284,000		325,636
3.125%, due 11/15/29		105,000		111,289
Garda World Security Corp.
8.750%, due 05/15/25 (c)		60,000		60,525
GFL Environmental, Inc.
3.750%, due 08/01/25 (c)		40,000		40,050
5.125%, due 12/15/26 (c)		50,000		52,000
8.500%, due 05/01/27 (c)		43,000		46,655
Hudbay Minerals, Inc.
6.125%, due 04/01/29 (c)		25,000		24,727
Intelligent Packaging Ltd.
6.000%, due 09/15/28 (c)		20,000		20,275
International Bank for Reconstruction & Development
1.900%, due 01/16/25	CAD	260,000		206,168
Mattamy Group Corp.
4.625%, due 03/01/30 (c)		$45,000		45,225
MDC Partners, Inc.
6.500%, due 05/01/24 (c)		25,000		22,875
MEG Energy Corp.
7.125%, due 02/01/27 (c)		60,000		53,700
MEGlobal Canada ULC
5.000%, due 05/18/25 (c)		400,000		430,000
Methanex Corp.
5.650%, due 12/01/44		25,000		22,398
National Bank of Canada
2.150%, due 10/07/22 (c)		250,000		257,762
Norbord, Inc.
5.750%, due 07/15/27 (c)		25,000		26,469
Nutrien Ltd.
4.200%, due 04/01/29		85,000		101,051
Open Text Corp.
3.875%, due 02/15/28 (c)		25,000		25,313
Parkland Corp.
5.875%, due 07/15/27 (c)		85,000		89,463
Province of Ontario Canada
2.900%, due 06/02/28	CAD	220,000		187,214
3.450%, due 06/02/45	CAD	195,000		186,828
Province of Quebec Canada
3.000%, due 09/01/23	CAD	325,000		262,089
1.500%, due 12/15/23	GBP	105,000		140,257
0.200%, due 04/07/25	EUR	200,000		239,887
Suncor Energy, Inc.
3.100%, due 05/15/25		$90,000		96,743
Teck Resources Ltd.
5.200%, due 03/01/42		25,000		25,672
Telesat LLC
6.500%, due 10/15/27 (c)		15,000		15,113
Tervita Corp.
7.625%, due 12/01/21 (c)		45,000		41,288
The Bank of Nova Scotia
1.625%, due 05/01/23		140,000		143,644
3.400%, due 02/11/24		160,000		173,640
TransCanada PipeLines Ltd.
4.250%, due 05/15/28		85,000		97,863
Transcanada Trust
5.500%, due 09/15/79 (3 Month U.S. LIBOR + 4.154%) (b)		148,000		154,660
				8,293,315
Cayman Islands - 1.0%
Avolon Holdings Funding Ltd.
3.250%, due 02/15/27 (c)		120,000		106,950
Baidu, Inc.
3.425%, due 04/07/30		200,000		219,385
CK Hutchison International 20 Ltd.
2.500%, due 05/08/30 (c)		200,000		209,664
Cosan Overseas Ltd.
8.250%, Perpetual		200,000		204,000
CSN Islands XII Corp.
7.000%, Perpetual		500,000		435,000
ENN Energy Holdings Ltd.
3.250%, due 07/24/22		200,000		204,982
Global Aircraft Leasing Co. Ltd.
6.500%, due 09/15/24 (c)		46,631		24,714
Gran Tierra Energy International Holdings Ltd.
6.250%, due 02/15/25		400,000		142,000
JD.com, Inc.
3.375%, due 01/14/30		400,000		432,514
Latam Finance Ltd.
6.875%, due 04/11/24		200,000		73,000
7.000%, due 03/01/26 (c)		200,000		72,750
SPARC EM SPC Panama Metro Line 2 SP
0.000%, due 12/05/22 (c)		126,824		122,703
0.000%, due 12/05/22		126,824		122,702
Tecnoglass, Inc.
8.200%, due 01/31/22		200,000		207,000
Tencent Holdings Ltd.
2.390%, due 06/03/30 (c)		300,000		304,002
Transocean Poseidon Ltd.
6.875%, due 02/01/27 (c)		75,000		60,000
Transocean, Inc.
11.500%, due 01/30/27 (c)		13,000		5,200
				2,946,566
Chile - 0.4%
AES Gener SA
7.125%, due 03/26/79 (5 Year USD Swap Rate + 4.644%) (b)(c)		200,000		204,250
Chile Government International Bond
2.450%, due 01/31/31		200,000		208,435
Empresa Electrica Angamos SA
4.875%, due 05/25/29		156,500		154,502
Empresa Electrica Guacolda SA
4.560%, due 04/30/25		400,000		326,424
Engie Energia Chile SA
4.500%, due 01/29/25		200,000		221,560
				1,115,171
Dominican Republic - 0.2%
Banco de Reservas de la Republica Dominicana
7.000%, due 02/01/23		300,000		307,125
Dominican Republic International Bond
6.400%, due 06/05/49 (c)		150,000		149,437
				456,562
France - 0.1%
Engie SA
0.375%, due 06/21/27	EUR	100,000		119,154
Societe Generale SA
8.000%, Perpetual (5 Year ICE Mid-Market Swap Rate + 5.873%) (b)(c)		$200,000		223,250
Total Capital International SA
3.386%, due 06/29/60		85,000		88,835
				431,239
Germany - 0.2%
Deutsche Bank AG
6.000%, Perpetual (5 Year CMT Rate + 4.524%) (b)		200,000		171,750
E.ON SE
0.375%, due 09/29/27	EUR	65,000		77,328
Kreditanstalt fuer Wiederaufbau
2.125%, due 08/15/23	EUR	260,000		329,089
0.000%, due 09/15/23	EUR	80,000		95,535
Vertical Holdco GmbH
7.625%, due 07/15/28 (c)		$5,000		5,262
				678,964
Greece - 0.2%
Hellenic Republic Government Bond
2.000%, due 04/22/27 (c)	EUR	145,000		184,047
1.500%, due 06/18/30 (c)	EUR	205,000		250,835
				434,882
Hong Kong - 0.2%
CNAC HK Finbridge Co. Ltd.
3.500%, due 07/19/22		$300,000		307,848
3.375%, due 06/19/24		200,000		208,040
				515,888
India - 0.6%
Adani Green Energy UP Ltd.
6.250%, due 12/10/24 (c)		200,000		214,500
Adani Ports & Special Economic Zone Ltd.
3.375%, due 07/24/24		200,000		203,471
Indian Oil Corp. Ltd.
5.750%, due 08/01/23		300,000		328,107
Indian Railway Finance Corp. Ltd.
3.249%, due 02/13/30 (c)		200,000		201,014
NTPC Ltd.
7.250%, due 05/03/22	INR	10,000,000		137,777
ONGC Videsh Ltd.
3.750%, due 05/07/23		$200,000		206,500
Reliance Industries Ltd.
5.400%, due 02/14/22		500,000		527,500
				1,818,869
Indonesia - 1.5%
Indonesia Asahan Aluminium Persero PT
4.750%, due 05/15/25 (c)		225,000		245,812
Indonesia Government International Bond
3.375%, due 04/15/23		500,000		527,490
2.625%, due 06/14/23 (c)	EUR	150,000		185,200
2.150%, due 07/18/24 (c)	EUR	150,000		184,022
3.850%, due 10/15/30		$200,000		226,509
Indonesia Treasury Bond
8.375%, due 03/15/24	IDR	2,879,000,000		209,405
6.500%, due 06/15/25	IDR	7,023,000,000		486,324
8.375%, due 09/15/26	IDR	1,606,000,000		119,759
6.125%, due 05/15/28	IDR	2,889,000,000		186,775
9.000%, due 03/15/29	IDR	1,457,000,000		110,146
8.250%, due 05/15/29	IDR	283,000,000		20,710
7.000%, due 09/15/30	IDR	4,685,000,000		315,293
8.750%, due 05/15/31	IDR	3,000,000,000		224,940
6.625%, due 05/15/33	IDR	419,000,000		26,720
7.500%, due 06/15/35	IDR	1,015,000,000		68,376
7.500%, due 05/15/38	IDR	1,447,000,000		96,486
International Bank for Reconstruction & Development
7.450%, due 08/20/21	IDR	2,760,000,000		187,845
Jasa Marga Persero Tbk PT
7.500%, due 12/11/20 (c)	IDR	1,500,000,000		100,841
Pertamina Persero PT
4.300%, due 05/20/23 (c)		$200,000		214,250
Perusahaan Penerbit SBSN Indonesia III
4.150%, due 03/29/27 (c)		200,000		224,750
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.125%, due 05/15/27 (c)		250,000		270,625
				4,232,278
Ireland - 0.5%
Cimpress PLC
7.000%, due 06/15/26 (c)		180,000		169,875
Ireland Government Bond
3.900%, due 03/20/23	EUR	165,000		214,910
3.400%, due 03/18/24	EUR	465,000		620,756
Johnson Controls International PLC
0.375%, due 09/15/27	EUR	100,000		117,050
LCPR Senior Secured Financing DAC
6.750%, due 10/15/27 (c)		$255,000		265,205
				1,387,796
Israel - 0.2%
Delek & Avner Tamar Bond Ltd.
5.082%, due 12/30/23 (c)		100,000		100,998
5.412%, due 12/30/25 (c)		100,000		101,687
Israel Electric Corp. Ltd.
6.875%, due 06/21/23 (c)		200,000		228,487
5.000%, due 11/12/24 (c)		200,000		225,502
				656,674
Italy - 0.2%
Italy Buoni Poliennali Del Tesoro
4.750%, due 08/01/23 (c)	EUR	235,000		313,079
1.850%, due 07/01/25 (c)	EUR	325,000		409,526
				722,605
Japan - 0.5%
Japan Government Five Year Bond
0.100%, due 06/20/25	JPY	90,250,000		864,471
Mitsubishi UFJ Financial Group, Inc.
0.981%, due 03/02/23 (3 Month U.S. LIBOR + 0.740%) (b)		$165,000		165,836
Nissan Motor Co. Ltd.
3.043%, due 09/15/23 (c)		200,000		202,668
Sony Corp. CVRT
0.000%, due 09/30/22	JPY	16,000,000		244,687
				1,477,662
Liberia - 0.0% (f)
Royal Caribbean Cruises Ltd.
9.125%, due 06/15/23 (c)		$25,000		26,313
Luxembourg - 0.7%
Allergan Funding SCS
1.250%, due 06/01/24	EUR	100,000		117,389
2.625%, due 11/15/28	EUR	100,000		127,109
Altice Financing SA
7.500%, due 05/15/26 (c)		$200,000		211,500
Becton Dickinson Euro Finance Sarl
1.208%, due 06/04/26	EUR	145,000		174,481
Camelot Finance SA
4.500%, due 11/01/26 (c)		$70,000		71,313
DH Europe Finance II Sarl
0.450%, due 03/18/28	EUR	310,000		360,355
European Financial Stability Facility
0.125%, due 10/17/23	EUR	200,000		239,592
Gilex Holding Sarl
8.500%, due 05/02/23 (c)		$150,000		152,625
8.500%, due 05/02/23		150,000		152,625
Intelsat Jackson Holdings SA
8.500%, due 10/15/24 (c)		35,000		22,575
Schlumberger Investment SA
2.650%, due 06/26/30		45,000		45,131
Swiss Insured Brazil Power Finance Sarl
9.850%, due 07/16/32 (c)	BRL	1,490,000		302,794
Telecom Italia Capital SA
6.375%, due 11/15/33		$25,000		29,500
Trinseo Materials Operating SCA
5.375%, due 09/01/25 (c)		25,000		24,875
Venator Finance Sarl
5.750%, due 07/15/25 (c)		25,000		21,531
				2,053,395
Malaysia - 0.5%
Malaysia Government Bond
4.160%, due 07/15/21	MYR	1,045,000		256,154
4.059%, due 09/30/24	MYR	875,000		225,518
3.882%, due 03/14/25	MYR	430,000		110,414
3.899%, due 11/16/27	MYR	600,000		157,564
3.733%, due 06/15/28	MYR	400,000		104,030
3.844%, due 04/15/33	MYR	980,000		253,227
3.828%, due 07/05/34	MYR	360,000		93,959
Petronas Capital Ltd.
3.500%, due 04/21/30 (c)		$200,000		224,249
				1,425,115
Mauritius - 0.1%
Network i2i Ltd.
5.650%, Perpetual (5 Year CMT Rate + 4.277%) (b)(c)		200,000		199,000
UPL Corp. Ltd.
3.250%, due 10/13/21		200,000		201,750
				400,750
Mexico - 0.5%
Banco Actinver SA
9.500%, due 12/18/32 (c)	MXN	3,000,000		100,604
Banco Mercantil del Norte SA
6.875%, Perpetual (5 Year CMT Rate + 5.035%) (b)		$200,000		199,000
Credito Real SAB de CV SOFOM ER
9.125%, Perpetual (5 Year CMT Rate + 7.026%) (b)		200,000		151,000
Mexarrend SAPI de CV
10.250%, due 07/24/24 (c)		200,000		148,000
Mexican Bonos
7.750%, due 05/29/31	MXN	3,740,000		194,942
Operadora de Servicios Mega SA de CV Sofom ER
8.250%, due 02/11/25 (c)		$200,000		185,000
Unifin Financiera SAB de CV
8.875%, Perpetual (5 Year CMT Rate + 6.308%) (b)		800,000		546,000
				1,524,546
Netherlands - 1.2%
AES Andres BV
7.950%, due 05/11/26 (c)		500,000		506,875
Airbus SE
1.625%, due 06/09/30	EUR	100,000		120,201
BMW Finance NV
1.000%, due 11/14/24	EUR	75,000		91,333
BNG Bank NV
0.250%, due 06/07/24	EUR	120,000		144,436
Braskem Netherlands Finance BV
8.500%, due 01/23/81 (5 Year CMT Rate + 8.220%) (b)(c)		$250,000		252,500
Greenko Dutch BV
5.250%, due 07/24/24 (c)		200,000		203,000
Minejesa Capital BV
4.625%, due 08/10/30		400,000		411,160
5.625%, due 08/10/37		200,000		205,750
NXP BV
3.875%, due 06/18/26 (c)		170,000		190,056
Petrobras Global Finance BV
5.999%, due 01/27/28		45,000		49,781
5.750%, due 02/01/29		180,000		197,775
5.093%, due 01/15/30		557,000		584,031
6.900%, due 03/19/49		210,000		233,625
Syngenta Finance NV
5.676%, due 04/24/48		200,000		214,000
				3,404,523
New Zealand - 0.2%
International Bank for Reconstruction & Development
3.500%, due 01/22/21	NZD	150,000		100,164
4.625%, due 10/06/21	NZD	145,000		100,120
3.375%, due 01/25/22	NZD	370,000		254,769
International Finance Corp.
0.375%, due 09/10/25	NZD	250,000		164,968
				620,021
Norway - 0.7%
Aker BP ASA
4.750%, due 06/15/24 (c)		$155,000		158,875
3.750%, due 01/15/30 (c)		185,000		179,681
European Investment Bank
1.500%, due 05/12/22	NOK	1,920,000		209,669
Nordea Eiendomskreditt AS
0.560%, due 06/21/23 (3 Month NIBOR + 0.300%) (b)	NOK	1,000,000		107,510
0.610%, due 06/19/24 (3 Month NIBOR + 0.340%) (b)	NOK	1,000,000		107,607
Nordic Investment Bank
1.500%, due 01/24/22	NOK	1,000,000		108,786
Norway Government Bond
3.750%, due 05/25/21 (c)	NOK	4,950,000		543,425
2.000%, due 05/24/23 (c)	NOK	4,400,000		494,461
				1,910,014
Panama - 0.4%
AES Panama Generation Holdings SRL
4.375%, due 05/31/30 (c)		$200,000		205,000
Banco Latinoamericano de Comercio Exterior SA
2.375%, due 09/14/25 (c)		200,000		202,117
Banco Nacional de Panama
2.500%, due 08/11/30 (c)		200,000		198,750
Carnival Corp.
11.500%, due 04/01/23 (c)		10,000		11,212
Multibank, Inc.
4.375%, due 11/09/22		200,000		203,106
Panama Government International Bond
4.000%, due 09/22/24		400,000		437,000
				1,257,185
Peru - 0.6%
Banco de Credito del Peru
6.125%, due 04/24/27 (3 Month U.S. LIBOR + 7.043%) (b)		150,000		157,687
3.125%, due 07/01/30 (5 Year CMT Rate + 3.000%) (b)(c)		200,000		199,560
Peru Government Bond
6.150%, due 08/12/32	PEN	526,000		167,968
6.850%, due 02/12/42	PEN	525,000		172,506
Peru LNG Srl
5.375%, due 03/22/30		$400,000		304,500
Peruvian Government International Bond
2.392%, due 01/23/26		120,000		126,900
2.783%, due 01/23/31		300,000		320,969
Petroleos del Peru SA
5.625%, due 06/19/47 (c)		200,000		231,000
Scotiabank Peru SAA
4.500%, due 12/13/27 (3 Month U.S. LIBOR + 3.856%) (b)		80,000		83,957
				1,765,047
Philippines - 0.4%
BDO Unibank, Inc.
2.950%, due 03/06/23		300,000		309,747
Philippine Government International Bond
4.950%, due 01/15/21	PHP	5,000,000		103,162
0.875%, due 05/17/27	EUR	285,000		333,041
2.457%, due 05/05/30		$200,000		215,756
6.250%, due 01/14/36	PHP	5,000,000		132,008
Union Bank of the Philippines
3.369%, due 11/29/22		$200,000		208,240
				1,301,954
Portugal - 0.5%
Portugal Government International Bond
5.125%, due 10/15/24 (c)		345,000		398,475
Portugal Obrigacoes do Tesouro OT
3.850%, due 04/15/21 (c)	EUR	315,000		378,088
0.700%, due 10/15/27 (c)	EUR	85,000		104,707
0.475%, due 10/18/30 (c)	EUR	460,000		550,494
				1,431,764
Puerto Rico - 0.1%
Popular, Inc.
6.125%, due 09/14/23		$290,000		306,820
Qatar - 0.3%
Qatar Government International Bond
3.875%, due 04/23/23		200,000		214,382
3.375%, due 03/14/24		400,000		430,497
4.000%, due 03/14/29 (c)		200,000		232,547
				877,426
Saudi Arabia - 0.5%
Saudi Arabian Oil Co.
3.500%, due 04/16/29 (c)		200,000		219,372
4.250%, due 04/16/39 (c)		200,000		229,422
4.375%, due 04/16/49 (c)		200,000		239,014
Saudi Government International Bond
2.375%, due 10/26/21		400,000		406,436
2.900%, due 10/22/25 (c)		450,000		479,691
				1,573,935
Singapore - 1.4%
BOC Aviation Ltd.
2.750%, due 09/18/22 (c)		200,000		203,766
DBS Group Holdings Ltd.
3.600%, Perpetual (5 Year USD Swap Rate + 2.390%) (b)		200,000		200,500
Indika Energy Capital III Pte Ltd.
5.875%, due 11/09/24 (c)		200,000		179,000
LLPL Capital Pte Ltd.
6.875%, due 02/04/39 (c)		281,700		323,251
Medco Bell Pte Ltd.
6.375%, due 01/30/27 (c)		200,000		172,500
Medco Oak Tree Pte Ltd.
7.375%, due 05/14/26 (c)		220,000		210,650
ONGC Videsh Vankorneft Pte Ltd.
2.875%, due 01/27/22		200,000		201,744
Oversea-Chinese Banking Corp. Ltd.
1.832%, due 09/10/30 (5 Year CMT Rate + 1.580%) (b)(c)		500,000		499,480
PSA Treasury Pte Ltd.
2.125%, due 09/05/29		200,000		208,292
Singapore Government Bond
1.750%, due 04/01/22	SGD	545,000		408,567
2.375%, due 06/01/25	SGD	165,000		131,597
1.875%, due 03/01/50	SGD	419,000		356,518
Temasek Financial Ltd.
1.000%, due 10/06/30 (c)		$400,000		393,908
United Overseas Bank Ltd.
3.875%, Perpetual (5 Year USD Swap Rate + 1.794%) (b)		500,000		507,500
				3,997,273
South Korea - 0.4%
Korea East-West Power Co. Ltd.
1.750%, due 05/06/25 (c)		200,000		206,916
Korea Electric Power Corp.
1.125%, due 06/15/25 (c)		200,000		201,160
NongHyup Bank
1.250%, due 07/20/25 (c)		200,000		201,882
POSCO
2.375%, due 11/12/22		200,000		205,014
2.375%, due 01/17/23		200,000		205,002
				1,019,974
Spain - 0.2%
Cellnex Telecom SA
1.875%, due 06/26/29	EUR	100,000		119,593
Spain Government Bond
0.250%, due 07/30/24 (c)	EUR	170,000		203,977
0.800%, due 07/30/27 (c)	EUR	170,000		211,020
				534,590
Sweden - 0.1%
Sweden Government International Bond
0.125%, due 04/24/23 (c)	EUR	325,000		387,858
United Arab Emirates - 0.4%
Abu Dhabi Government International Bond
0.750%, due 09/02/23 (c)		$310,000		309,226
2.500%, due 04/16/25 (c)		200,000		211,467
3.125%, due 04/16/30 (c)		400,000		447,167
1.700%, due 03/02/31 (c)		185,000		182,283
				1,150,143
Total Foreign Bonds (Cost $58,648,429)				$59,120,109

BANK LOANS - 5.2% (b)
1011778 BC ULC
1.897%, due 11/19/26 (1 Month U.S. LIBOR + 1.750%)		453,867		$436,184
Abe Investment Holdings, Inc.
4.688%, due 02/19/26 (1 Month U.S. LIBOR + 4.500%)		39,270		36,835
Access CIG LLC
3.906%, due 02/27/25 (1 Month U.S. LIBOR + 3.750%)		44,543		43,688
Acrisure LLC
3.647%, due 02/16/27 (1 Month U.S. LIBOR + 3.500%)		136,050		131,774
Air Methods Corp.
4.500%, due 04/21/24 (3 Month U.S. LIBOR + 3.500%)		59,538		52,431
Aldevron LLC
5.250%, due 10/11/26 (1 Month U.S. LIBOR + 4.250%)		114,437		114,675
AlixPartners LLP
2.656%, due 04/04/24 (1 Month U.S. LIBOR + 2.500%)		225,603		220,598
Allied Universal Holdco LLC
4.397%, due 07/12/26 (1 Month U.S. LIBOR + 4.250%)		119,100		118,047
Alterra Mountain Co.
2.897%, due 07/31/24 (1 Month U.S. LIBOR + 2.750%)		128,718		124,641
Altice France SA
4.152%, due 08/14/26 (1 Month U.S. LIBOR + 4.000%)		140,000		136,512
American Tire Distributors, Inc.
7.000%, due 09/01/23 (3 Month U.S. LIBOR + 6.000%)		3,238		3,198
American Tire Distributors, Inc.
8.500%, due 09/01/24 (1 Month U.S. LIBOR + 7.500%)		31,827		27,349
Ascend Learning LLC
4.000%, due 07/12/24 (1 Month U.S. LIBOR + 3.000%)		138,523		137,052
Asplundh Tree Expert LLC
2.655%, due 09/04/27 (3 Month U.S. LIBOR + 2.500%)		70,000		70,015
AssuredPartners, Inc.
3.647%, due 02/13/27 (1 Month U.S. LIBOR + 3.500%)		235,977		229,571
Asurion LLC
3.147%, due 11/03/23 (1 Month U.S. LIBOR + 3.000%)		104,446		103,087
Auris Luxembourg III Sarl
3.897%, due 02/21/26 (1 Month U.S. LIBOR + 3.750%)		63,119		58,596
Avaya, Inc.
4.401%, due 12/16/24 (1 Month U.S. LIBOR + 4.250%)		40,000		39,856
Bass Pro Group LLC
5.750%, due 09/25/24 (6 Month U.S. LIBOR + 5.000%)		59,692		59,282
Bausch Health Americas, Inc.
2.901%, due 11/27/25 (1 Month U.S. LIBOR + 2.750%)		108,000		105,682
Berry Global, Inc.
2.156%, due 07/01/26 (1 Month U.S. LIBOR + 2.000%)		493,750		480,545
Blackhawk Network Holdings, Inc.
3.147%, due 06/15/25 (1 Month U.S. LIBOR + 3.000%)		108,792		102,962
Blackstone CQP Holdco LP
3.725%, due 09/30/24 (3 Month U.S. LIBOR + 3.500%)		83,764		82,130
Brand Industrial Services, Inc.
5.250%, due 06/21/24 (3 Month U.S. LIBOR + 4.250%)		32,717		30,563
5.250%, due 06/21/24 (3 Month U.S. LIBOR + 4.250%)		13,960		13,040
5.250%, due 06/21/24 (3 Month U.S. LIBOR + 4.250%)		12,784		11,942
5.250%, due 06/21/24 (3 Month U.S. LIBOR + 4.250%)		154		144
Buckeye Partners LP
2.897%, due 11/01/26 (1 Month U.S. LIBOR + 2.750%)		74,625		73,381
Caesars Resort Collection LLC
2.897%, due 12/22/24 (1 Month U.S. LIBOR + 2.750%)		173,219		162,776
Caesars Resort Collection LLC
4.647%, due 07/20/25 (1 Month U.S. LIBOR + 4.500%)		36,667		35,592
4.772%, due 07/20/25 (3 Month U.S. LIBOR + 4.500%)		18,333		17,796
Calpine Corp.
2.400%, due 04/01/26 (1 Month U.S. LIBOR + 2.250%)		296,250		289,008
Camelot Finance SA
4.000%, due 10/31/26 (1 Month U.S. LIBOR + 3.000%)		110,000		109,656
Castle US Holding Corp.
3.970%, due 01/31/27 (3 Month U.S. LIBOR + 3.750%)		144,427		139,244
Cengage Learning, Inc.
5.250%, due 06/07/23 (6 Month U.S. LIBOR + 4.250%)		44,535		37,362
CenturyLink, Inc.
2.397%, due 03/15/27 (1 Month U.S. LIBOR + 2.250%)		729,687		702,652
Charter Communications Operating LLC
1.900%, due 02/01/27 (1 Month U.S. LIBOR + 1.750%)		493,677		483,317
Charter NEX US, Inc.
3.397%, due 05/16/24 (1 Month U.S. LIBOR + 3.250%)		53,943		52,808
CHG Healthcare Services, Inc.
4.000%, due 06/07/23 (6 Month U.S. LIBOR + 3.000%)		63,907		62,954
Clarios Global LP
3.647%, due 04/30/26 (1 Month U.S. LIBOR + 3.500%)		535,704		523,316
Clear Channel Outdoor Holdings, Inc.
3.761%, due 08/21/26 (3 Month U.S. LIBOR + 3.500%)		9,900		9,048
ClubCorp Holdings, Inc.
2.970%, due 09/18/24 (3 Month U.S. LIBOR + 2.750%)		39,693		34,104
Cornerstone Building Brands, Inc.
3.918%, due 04/12/25 (1 Month U.S. LIBOR + 3.750%)		57,881		57,059
Cornerstone OnDemand, Inc.
4.406%, due 04/22/27 (1 Month U.S. LIBOR + 4.250%)		90,000		89,963
CSC Holdings LLC
2.652%, due 04/15/27 (1 Month U.S. LIBOR + 2.500%)		153,839		149,577
Cvent, Inc.
3.897%, due 11/30/24 (1 Month U.S. LIBOR + 3.750%)		113,640		103,290
Deerfield Dakota Holding LLC
4.750%, due 04/09/27 (1 Month U.S. LIBOR + 3.750%)		94,763		94,407
Dell International LLC
2.750%, due 09/19/25 (1 Month U.S. LIBOR + 2.000%)		476,206		474,760
Diamond BC BV
3.261%, due 09/06/24 (3 Month U.S. LIBOR + 3.000%)		39,593		37,168
EG Finco Ltd.
4.220%, due 02/05/25 (3 Month U.S. LIBOR + 4.000%)		28,295		27,822
Envision Healthcare Corp.
3.906%, due 10/10/25 (1 Month U.S. LIBOR + 3.750%)		49,105		35,672
Equinox Holdings, Inc.
4.000%, due 03/08/24 (6 Month U.S. LIBOR + 3.000%)		42,080		32,673
Filtration Group Corp.
3.147%, due 03/31/25 (1 Month U.S. LIBOR + 3.000%)		216,906		213,178
Finastra USA, Inc.
4.500%, due 06/13/24 (6 Month U.S. LIBOR + 3.500%)		43,797		41,070
4.500%, due 06/13/24 (6 Month U.S. LIBOR + 3.500%)		8,829		7,597
4.500%, due 06/13/24 (6 Month U.S. LIBOR + 3.500%)		8,101		8,280
Finastra USA, Inc.
8.250%, due 06/13/25 (6 Month U.S. LIBOR + 7.250%)		20,000		18,890
Flex Acquisition Co., Inc.
4.000%, due 12/29/23 (3 Month U.S. LIBOR + 3.000%)		71,197		69,795
4.000%, due 12/29/23 (1 Month U.S. LIBOR + 3.000%)		5,869		5,753
Flex Acquisition Co., Inc.
3.546%, due 06/29/25 (3 Month U.S. LIBOR + 3.250%)		15,000		14,595
Flexential Intermediate Corp.
3.808%, due 08/01/24 (3 Month U.S. LIBOR + 3.500%)		29,770		25,676
Froneri US, Inc.
2.397%, due 01/31/27 (1 Month U.S. LIBOR + 2.250%)		164,531		158,509
2.397%, due 01/31/27 (1 Month U.S. LIBOR + 2.250%)		74,869		72,128
Gentiva Health Services, Inc.
3.438%, due 07/02/25 (1 Month U.S. LIBOR + 3.250%)		231,477		227,138
Global Medical Response, Inc.
4.250%, due 04/28/22 (6 Month U.S. LIBOR + 3.250%)		64,502		64,442
Go Daddy Operating Co. LLC
2.647%, due 08/10/27 (1 Month U.S. LIBOR + 2.500%)		79,800		78,803
GOBP Holdings, Inc.
2.901%, due 10/22/25 (1 Month U.S. LIBOR + 2.750%)		101,559		100,173
Golden Nugget LLC
3.250%, due 10/04/23 (2 Month U.S. LIBOR + 2.500%)		78,039		70,104
3.250%, due 10/04/23 (1 Month U.S. LIBOR + 2.500%)		66,554		59,786
GrafTech Finance, Inc.
4.500%, due 02/12/25 (1 Month U.S. LIBOR + 3.500%)		44,251		43,864
Graham Packaging Co., Inc.
4.500%, due 08/04/27 (1 Month U.S. LIBOR + 3.750%)		75,000		74,709
Greeneden US Holdings II LLC
3.397%, due 12/01/23 (1 Month U.S. LIBOR + 3.250%)		95,432		95,353
3.397%, due 12/01/23 (1 Month U.S. LIBOR + 3.250%)		40,899		40,865
H-Food Holdings LLC
3.834%, due 05/31/25 (1 Month U.S. LIBOR + 3.688%)		54,518		53,155
Hyland Software, Inc.
4.000%, due 07/01/24 (1 Month U.S. LIBOR + 3.250%)		218,474		217,882
Illuminate Buyer LLC
4.147%, due 06/30/27 (1 Month U.S. LIBOR + 4.000%)		85,000		84,478
Intelsat Jackson Holdings SA
6.500%, due 07/14/21 (3 Month U.S. LIBOR + 5.500%)		17,349		17,703
Intelsat Jackson Holdings SA
8.000%, due 11/27/23 (Prime + 4.750%)		115,382		116,343
ION Trading Finance Ltd.
5.000%, due 11/21/24 (6 Month U.S. LIBOR + 4.000%)		24,742		24,385
IRB Holding Corp.
3.750%, due 02/05/25 (6 Month U.S. LIBOR + 2.750%)		142,766		136,679
3.750%, due 02/05/25 (1 Month U.S. LIBOR + 2.750%)		367		351
KIK Custom Products, Inc.
5.000%, due 05/15/23 (1 Month U.S. LIBOR + 4.000%)		21,284		21,204
5.000%, due 05/15/23 (1 Month U.S. LIBOR + 4.000%)		14,810		14,755
5.000%, due 05/15/23 (1 Month U.S. LIBOR + 4.000%)		11,944		11,899
5.000%, due 05/15/23 (1 Month U.S. LIBOR + 4.000%)		6,868		6,842
Kloeckner Pentaplast of America, Inc.
5.250%, due 06/30/22 (6 Month U.S. LIBOR + 4.250%)		9,834		9,580
Level 3 Financing, Inc.
1.897%, due 03/01/27 (1 Month U.S. LIBOR + 1.750%)		337,328		327,419
Life Time, Inc.
3.750%, due 06/15/22 (6 Month U.S. LIBOR + 2.750%)		58,916		53,883
LifePoint Health, Inc.
3.897%, due 11/16/25 (1 Month U.S. LIBOR + 3.750%)		115,000		111,957
Lower Cadence Holdings LLC
4.147%, due 05/22/26 (1 Month U.S. LIBOR + 4.000%)		113,131		105,014
Mavis Tire Express Services Corp.
3.470%, due 03/20/25 (3 Month U.S. LIBOR + 3.250%)		39,603		37,698
Messer Industries USA, Inc.
2.720%, due 03/01/26 (3 Month U.S. LIBOR + 2.500%)		19,180		18,818
Milano Acquisition Corp.
4.750%, due 08/17/27 (1 Month U.S. LIBOR + 4.000%)		115,000		114,066
Mister Car Wash Holdings, Inc.
4.375%, due 05/14/26 (6 Month U.S. LIBOR + 3.250%)		64,485		61,255
Mitchell International, Inc.
3.397%, due 12/01/24 (1 Month U.S. LIBOR + 3.250%)		163,602		156,899
MLN US Holdco LLC
4.656%, due 11/30/25 (1 Month U.S. LIBOR + 4.500%)		24,811		21,322
Nexstar Broadcasting, Inc.
2.905%, due 09/19/26 (1 Month U.S. LIBOR + 2.750%)		206,534		202,447
Nouryon USA LLC
3.151%, due 10/01/25 (1 Month U.S. LIBOR + 3.000%)		74,712		72,578
3.151%, due 10/01/25 (1 Month U.S. LIBOR + 3.000%)		14,528		14,113
Option Care Health, Inc.
4.647%, due 08/06/26 (1 Month U.S. LIBOR + 4.500%)		139,125		138,197
Pacific Gas and Electric Co.
5.500%, due 01/01/22 (3 Month U.S. LIBOR + 4.500%)		74,813		73,441
PAREXEL International Corp.
2.897%, due 09/27/24 (1 Month U.S. LIBOR + 2.750%)		145,000		139,473
PetSmart, Inc.
4.500%, due 03/11/22 (6 Month U.S. LIBOR + 3.500%)		182,186		182,056
Playtika Holding Corp.
7.000%, due 12/10/24 (1 Month U.S. LIBOR + 6.000%)		39,487		39,596
Project Alpha Intermediate Holding, Inc.
4.500%, due 04/26/24 (6 Month U.S. LIBOR + 3.500%)		176,068		173,537
Radiate Holdco LLC
4.250%, due 09/25/26 (1 Month U.S. LIBOR + 3.500%)		125,000		123,082
Radiology Partners, Inc.
5.985%, due 07/09/25 (3 Month U.S. LIBOR + 4.250%)		54,784		52,608
5.295%, due 07/09/25 (3 Month U.S. LIBOR + 4.250%)		46,972		45,106
RentPath LLC
6.660%, due 12/17/21 (3 Month U.S. LIBOR + 4.750%)		53,705		39,126
RentPath LLC
8.000%, due 02/14/25 (1 Month U.S. LIBOR + 7.000%)		9,326		8,720
Science Applications International Corp.
2.022%, due 10/31/25 (1 Month U.S. LIBOR + 1.875%)		122,813		120,139
Securus Technologies Holdings LLC
5.500%, due 11/01/24 (6 Month U.S. LIBOR + 4.500%)		48,381		40,293
Sedgwick Claims Management Services, Inc.
4.147%, due 09/03/26 (1 Month U.S. LIBOR + 4.000%)		29,625		29,273
Select Medical Corp.
2.780%, due 03/06/25 (6 Month U.S. LIBOR + 2.500%)		230,000		224,681
Solenis International LLC
4.256%, due 06/26/25 (1 Month U.S. LIBOR + 4.000%)		69,093		67,718
4.256%, due 06/26/25 (3 Month U.S. LIBOR + 4.000%)		10,298		10,093
Solera LLC
2.938%, due 03/03/23 (2 Month U.S. LIBOR + 2.750%)		213,507		209,919
Sophia LP
4.250%, due 09/30/22 (1 Month U.S. LIBOR + 3.250%)		215,621		214,992
Sophia LP
3.996%, due 10/06/27 (3 Month U.S. LIBOR + 3.250%)		140,000		139,300
Sotera Health Holdings LLC
5.500%, due 12/13/26 (3 Month U.S. LIBOR + 4.500%)		169,150		168,657
Surf Holdings LLC
3.750%, due 03/05/27 (3 Month U.S. LIBOR + 3.500%)		109,725		107,648
Team Health Holdings, Inc.
3.750%, due 02/06/24 (1 Month U.S. LIBOR + 2.750%)		24,807		20,917
Tech Data Corp.
3.645%, due 07/01/25 (1 Month U.S. LIBOR + 3.500%)		100,000		100,837
Tempo Acquisition LLC
3.750%, due 10/31/26 (1 Month U.S. LIBOR + 3.250%)		201,446		195,969
The Edelman Financial Center LLC
3.145%, due 07/19/25 (1 Month U.S. LIBOR + 3.000%)		73,774		71,428
The EW Scripps Co.
2.647%, due 05/01/26 (1 Month U.S. LIBOR + 2.500%)		88,655		86,646
The Ultimate Software Group, Inc.
4.750%, due 06/23/25 (3 Month U.S. LIBOR + 4.000%)		105,000		104,895
The Ultimate Software Group, Inc.
3.897%, due 05/03/26 (1 Month U.S. LIBOR + 3.750%)		129,096		128,218
TIBCO Softare, Inc.
3.900%, due 06/30/26 (1 Month U.S. LIBOR + 3.750%)		229,375		224,501
Titan Acquisition Ltd.
3.361%, due 03/28/25 (6 Month U.S. LIBOR + 3.000%)		44,605		42,280
TKC Holdings, Inc.
4.750%, due 02/01/23 (6 Month U.S. LIBOR + 3.750%)		116,723		109,902
T-Mobile USA, Inc.
3.147%, due 04/01/27 (1 Month U.S. LIBOR + 3.000%)		84,788		84,825
TransDigm, Inc.
2.397%, due 12/09/25 (1 Month U.S. LIBOR + 2.250%)		184,074		174,358
Uber Technologies, Inc.
5.000%, due 04/04/25 (1 Month U.S. LIBOR + 4.000%)		109,113		108,489
UFC Holdings LLC
4.250%, due 04/29/26 (6 Month U.S. LIBOR + 3.250%)		78,769		77,612
United Natural Foods, Inc.
4.397%, due 10/22/25 (1 Month U.S. LIBOR + 4.250%)		29,773		29,120
Vertical US Newco, Inc.
4.567%, due 07/31/27 (6 Month U.S. LIBOR + 4.250%)		155,322		154,324
4.567%, due 07/31/27 (6 Month U.S. LIBOR + 4.250%)		39,678		39,423
Virgin Media Bristol LLC
2.652%, due 01/31/28 (1 Month U.S. LIBOR + 2.500%)		210,945		205,218
VS Buyer LLC
3.397%, due 03/02/27 (1 Month U.S. LIBOR + 3.250%)		139,387		137,645
Web.com Group, Inc.
3.901%, due 10/11/25 (1 Month U.S. LIBOR + 3.750%)		45,727		44,384
WestJet Airlines Ltd.
4.000%, due 12/11/26 (6 Month U.S. LIBOR + 3.000%)		69,388		60,479
Zayo Group Holdings, Inc.
3.147%, due 03/09/27 (1 Month U.S. LIBOR + 3.000%)		233,825		227,437
Total Bank Loans (Cost $15,346,874)				$15,085,799

		Shares
COMMON STOCKS - 0.4%
Financials - 0.2%
Citigroup, Inc.		1,861		80,228
Deutsche Bank AG (e)(g)		26,204		220,114
JPMorgan Chase & Co.		1,255		120,819
US Bancorp		4,531		162,436
				583,597
Industrials - 0.2%
Delta Air Lines, Inc.		3,983		121,800
HC2 Holdings, Inc. (g)		10,600		25,652
The Boeing Co.		1,841		304,244
				451,696
Real Estate - 0.0% (f)
Americold Realty Trust		2,647		94,630
Total Common Stocks (Cost $1,505,717)				$1,129,923

PREFERRED STOCKS - 1.4%
Communication Services- 0.0% (f)
2020 Cash Mandatory Exchangeable Trust CVRT, 5.250% (c)(d)		95		$102,199
Financials - 0.2%
US Bancorp, 3.500% (b)		375		363,319
US Bancorp, 5.500%		6,900		186,300
Wells Fargo & Co., 5.850% (b)		4,300		112,058
				661,677
Health Care - 0.1%
Becton Dickinson and Co. CVRT, 6.000%		2,150		113,197
Danaher Corp. CVRT, 5.000%		135		172,471
				285,668
Industrials - 0.2%
Fortive Corp. CVRT, 5.000%		460		430,716
Information Technology - 0.1%
Broadcom, Inc. CVRT, 8.000%		190		236,883
Utilities - 0.8%
American Electric Power Co., Inc. CVRT, 6.125%		6,650		322,591
CenterPoint Energy, Inc. CVRT, 7.000%		2,850		103,854
Dominion Energy, Inc. CVRT, 7.250%		4,200		427,392
DTE Energy Co. CVRT, 6.250%		5,500		248,380
NextEra Energy, Inc. CVRT, 4.872%		7,800		422,448
NextEra Energy, Inc. CVRT, 5.279%		6,600		308,088
NextEra Energy, Inc. CVRT, 6.219%		3,500		167,125
South Jersey Industries, Inc. CVRT, 7.250% (e)		2,800		93,436
The Southern Co. CVRT, 6.750%		6,900		321,126
				2,414,440
Total Preferred Stocks (Cost $4,193,987)				$4,131,583

			Notional
PURCHASED OTC OPTIONS - 0.0% (f)		Contracts	Amount
Currency Call Options - 0.0% (f)
Australian Dollar, 10/14/20 at 0.67		2,197,000	$2,197,000	$215
Australian Dollar, 10/16/20 at 0.67		2,197,000	2,197,000	352
Australian Dollar, 12/21/20, at 0.6875		3,884,000	3,884,000	31,227
New Zealand Dollar, 3/12/21 at 2.02	GBP	1,225,000	1,225,000	20,944
			9,503,000	52,738
Currency Put Options - 0.0% (f)
Canadian Dollar, 11/6/20 at 1.345		$1,320,000	$1,320,000	19,795
Japanese Yen, 11/6/20 at 104.00		1,220,000	1,220,000	5,933
Noregian Krone, 3/23/21 at 8.84		1,200,000	1,200,000	14,911
			3,740,000	40,639
Total Purchased OTC Options (Cost $113,056)				$93,377

AFFILIATED REGISTERED INVESTMENT COMPANIES - 5.2%
Voya Emerging Markets Hard Currency Debt Fund - Class P		492,321		$4,691,819
Voya Floating Rate Fund - Class P		782,167		6,859,606
Voya High Yield Bond Fund - Class P		454,177		3,506,251
Total Affiliated Registered Investment Companies (Cost $15,539,067)				$15,057,676

Total Investments at Value - 98.2% (Cost $284,046,814)				286,457,442
Other Assets in Excess of Liabilities - 1.8%				5,373,841
Net Assets - 100.0%				$291,831,283

Percentages are stated as a percent of net assets.

(a)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.
(b)	Variable rate security. The rate listed is as of September 30, 2020.
(c)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other ‘‘qualified institutional buyers.’’ As of September, 2020, the value of these investments was $115,348,141, or 39.5% of total net assets.

(d)	Illiquid security. The total value of such securities is $5,189,468 as of September 30, 2020, representing 1.8% of net assets.
(e)	This security or a partial position of this security is on loan at September 30, 2020. The total market value of securities on loan at September 30, 2020 was $960,122.
(f)	Represents less than 0.1%.
(g)	Non-income producing security.

CVRT	Convertible Security
REMIC	Real Estate Mortgage Investment Conduit

CMT	Constant Maturity U.S. Treasury
LIBOR	London Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
SGD	Singapore Dollar

The Accompanying Footnotes are an Integral Part of these Schedules of Investments.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF FUTURES CONTRACTS
September 30, 2020 (Unaudited)

			Notional	Value/Unrealized
FUTURES CONTRACTS	Contracts	Expiration Date	Amount	Appreciation
2-Year U.S. Treasury Note Future	88	12/31/2020	$19,444,563	$7,870
5-Year U.S. Treasury Note Future	253	12/31/2020	31,885,906	25,908
10-Year U.S. Treasury Note Future	2	12/21/2020	279,062	296
Euro BTP Italian Government Bond Future	2	12/08/2020	346,063.00	1,466
Total Futures Contracts			$51,955,594	$35,540

The average monthly notional amount of futures contracts during the nine months ended September 30, 2020 was $50,159,660.

				Value/ Unrealized
			Notional	Appreciation
FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Amount	(Depreciation)
10-Year U.S. Treasury Note Future	52	12/21/2020	$7,255,625	$(18,084)
Euro Bund Future	2	12/08/2020	409,234	195
U.S. Treasury Long Bond Future	45	12/21/2020	7,932,656	28,558
Ultra 10-Year U.S. Treasury Bond Future	13	12/21/2020	2,078,984	2,043
Ultra Long-Term U.S. Treasury Bond Future	11	12/21/2020	2,439,938	35,681
Total Futures Contracts Sold Short			$20,116,437	$48,393

The average monthly notional amount of futures contracts sold short during the nine months ended September 30, 2020 was $12,465,088.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
September 30, 2020 (Unaudited)
Counterparty	Settlement Date	Fund Receiving	Amount Of Currency To Be Received In Local Currency	Fund Delivering	Amount Of Currency To Be Delivered In Local Currency	Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Ltd.	1/27/2021	AUD	364,468	NZD	276,615	(6,108)
Australia and New Zealand Banking Group Ltd.	1/27/2021	AUD	807,500	USD	527,160	6,599
Australia and New Zealand Banking Group Ltd.	1/27/2021	USD	206,782	AUD	241,177	394
Australia and New Zealand Banking Group Ltd.	1/27/2021	USD	1,121,408	NZD	17,342,428	3,348
BNP Paribas Brokerage Services, Inc.	10/2/2020	AUD	256,585	USD	234,221	416
BNP Paribas Brokerage Services, Inc.	12/4/2020	AUD	272,382	USD	206,083	798
BNP Paribas Brokerage Services, Inc.	12/4/2020	CAD	244	USD	65	(5,041)
BNP Paribas Brokerage Services, Inc.	10/2/2020	CHF	997,986	USD	3,418,447	(14,343)
BNP Paribas Brokerage Services, Inc.	10/2/2020	GBP	819,294	USD	3,202,990	(23,081)
BNP Paribas Brokerage Services, Inc.	10/2/2020	NOK	623,911	USD	498,783	5,221
BNP Paribas Brokerage Services, Inc.	10/2/2020	NZD	476,957	USD	125	–
BNP Paribas Brokerage Services, Inc.	10/2/2020	USD	2,044,159	AUD	92,950,758	11,228
BNP Paribas Brokerage Services, Inc.	10/2/2020	USD	239,644	CAD	285,407	(7,123)
BNP Paribas Brokerage Services, Inc.	10/2/2020	USD	749,858	CHF	577,283	(9,460)
BNP Paribas Brokerage Services, Inc.	12/4/2020	USD	1,153,141	CHF	1,046,783	(6,742)
BNP Paribas Brokerage Services, Inc.	10/16/2020	USD	234,682	COP	279,286	3,547
BNP Paribas Brokerage Services, Inc.	12/4/2020	USD	585,110	GBP	413,749	449
BNP Paribas Brokerage Services, Inc.	10/2/2020	USD	1,691,126	GBP	1,185,224	(8,868)
BNP Paribas Brokerage Services, Inc.	10/2/2020	USD	378,515	JPY	503,650	1,987
BNP Paribas Brokerage Services, Inc.	12/4/2020	USD	768,708	NOK	875,000	809
BNP Paribas Brokerage Services, Inc.	10/2/2020	USD	851,110	NZD	8,445,837	2,747
BNP Paribas Brokerage Services, Inc.	10/2/2020	USD	590,538	SEK	741,440	(5,590)
Brown Brothers Harriman & Co.	10/2/2020	AUD	1,366,223	USD	1,020,765	(4,120)
Brown Brothers Harriman & Co.	10/2/2020	CAD	4,282,995	USD	1,021,371	(27,918)
Brown Brothers Harriman & Co.	10/2/2020	CHF	1,662,114	USD	3,424,140	358
Brown Brothers Harriman & Co.	10/2/2020	EUR	4,035,547	USD	11,952,764	21,034
Brown Brothers Harriman & Co.	10/2/2020	GBP	2,219,346	USD	2,975,692	(1,483)
Brown Brothers Harriman & Co.	10/2/2020	JPY	999,501	USD	869,481	7,232
Brown Brothers Harriman & Co.	10/2/2020	NOK	10,031,737	USD	3,043,252	31,374
Brown Brothers Harriman & Co.	10/2/2020	NZD	8,156,786	USD	1,343,908	6,343
Brown Brothers Harriman & Co.	10/2/2020	SEK	1,149,415	USD	878,341	(33,316)
Brown Brothers Harriman & Co.	10/2/2020	USD	1,810,330	AUD	2,420,903	12,704
Brown Brothers Harriman & Co.	10/2/2020	USD	2,751,252	CAD	7,696,965	(28,821)
Brown Brothers Harriman & Co.	10/2/2020	USD	208,397	CHF	154,525	(3,259)
Brown Brothers Harriman & Co.	10/2/2020	USD	2,675,890	EUR	1,076,614	22,319
Brown Brothers Harriman & Co.	10/2/2020	USD	4,644,173	GBP	3,828,123	(8,298)
Brown Brothers Harriman & Co.	12/4/2020	USD	378,506	GBP	292,500	(4,237)
Brown Brothers Harriman & Co.	10/2/2020	USD	2,779,087	GBP	299,432	(12,840)
Brown Brothers Harriman & Co.	10/2/2020	USD	139,331	JPY	184,974	16,558
Brown Brothers Harriman & Co.	10/2/2020	USD	2,445,670	NOK	5,078,501	25,090
Brown Brothers Harriman & Co.	10/2/2020	USD	715,430	NZD	882,317	(8,750)
Brown Brothers Harriman & Co.	10/2/2020	USD	1,407,502	SEK	1,827,869	(10,422)
CIBC, Toronto	1/27/2021	CAD	526,347	USD	444,631	25,584
CIBC, Toronto	1/27/2021	NZD	350,090	CAD	480,868	(9,790)
CIBC, Toronto	1/27/2021	USD	498,834	EUR	376,157	(2,443)
Citigroup	1/27/2021	AUD	193,399	USD	126,066	6,798
Citigroup	10/2/2020	CAD	7,639,325	USD	958,978	4,357
Citigroup	1/27/2021	CAD	771,658	USD	581,250	(1,270)
Citigroup	10/2/2020	CHF	326,143	USD	429,723	(391)
Citigroup	10/2/2020	GBP	585,050	USD	1,379,791	9,276
Citigroup	1/27/2021	GBP	582,138	USD	774,564	5,336
Citigroup	10/22/2020	IDR	351,073	USD	317,504	76
Citigroup	10/2/2020	NOK	6,615,337	USD	1,740,648	(3,929)
Citigroup	12/4/2020	NOK	377,040	USD	292,500	3,301
Citigroup	1/27/2021	NZD	374,511	USD	290,000	(1,145)
Citigroup	10/16/2020	PEN	506,976	USD	370,246	(4,042)
Citigroup	10/2/2020	SEK	4,734,696	USD	506,771	881
Citigroup	10/2/2020	USD	373,418	AUD	523,421	6,348
Citigroup	10/2/2020	USD	416,436	CHF	292,712	10,058
Citigroup	10/2/2020	USD	38,404,994	EUR	362,380	(2,981)
Citigroup	1/27/2021	USD	4,854,625	GBP	558,577	(11,856)
Citigroup	10/2/2020	USD	2,310,077	GBP	262,802	(5,596)
Citigroup	10/22/2020	USD	806,502	IDR	898,347	1,893
Citigroup	10/2/2020	USD	201,931	NOK	274,232	9,562
Citigroup	10/2/2020	USD	866,148	NZD	988,159	(18,337)
Citigroup	1/27/2021	USD	425,045	SGD	500,716	(1,291)
Goldman Sachs Bank, USA	1/27/2021	AUD	1,521,078	USD	1,105,467	4,345
Goldman Sachs Bank, USA	10/16/2020	BRL	382,501	USD	290,385	(195)
Goldman Sachs Bank, USA	1/27/2021	EUR	1,115,000	USD	1,215,350	3,896
Goldman Sachs Bank, USA	1/27/2021	USD	290,000	AUD	373,641	243
Goldman Sachs Bank, USA	10/16/2020	USD	982,713	BRL	8,715,167	1,863
Goldman Sachs Bank, USA	1/27/2021	USD	875,000	EUR	572,443	8,472
Goldman Sachs Bank, USA	1/27/2021	USD	666,093	GBP	481,132	(3,742)
Goldman Sachs Bank, USA	1/21/2021	USD	1,085,302	MXN	1,394,020	(700)
Goldman Sachs Bank, USA	1/27/2021	USD	682,688	NZD	895,253	(6,082)
Goldman Sachs Bank, USA	1/27/2021	USD	267,807	SGD	368,508	264
HSBC Bank, USA	1/27/2021	CAD	612,682	GBP	464,615	17,491
HSBC Bank, USA	1/27/2021	GBP	377,387	USD	1,184,214	2,272
HSBC Bank, USA	1/27/2021	NOK	1,709,950	USD	183,000	1,676
HSBC Bank, USA	1/27/2021	NZD	50	AUD	748,647	(6,490)
HSBC Bank, USA	1/27/2021	SGD	1,687,692	USD	1,165,212	(3,419)
HSBC Bank, USA	1/27/2021	USD	7,829,627	GBP	928,641	(7,650)
HSBC Bank, USA	10/2/2020	USD	298,615	SEK	6,539,869	(4,056)
JPMChase, New York	1/27/2021	AUD	348,415	USD	234,947	(1,487)
JPMChase, New York	1/27/2021	CAD	4,550,723	JPY	2,984,788	(2,610)
JPMChase, New York	1/27/2021	CAD	4,850,511	USD	536,122	7,489
JPMChase, New York	10/2/2020	USD	150,042	CAD	15,892,704	(8,865)
JPMChase, New York	1/27/2021	USD	2,735,473	EUR	653,883	(4,383)
JPMChase, New York	1/27/2021	USD	279,049	NOK	330,886	(1,734)
Morgan Stanley Capital	10/2/2020	AUD	160,120	USD	114,035	29,404
Morgan Stanley Capital	1/27/2021	CAD	728,952	GBP	528,705	2,144
Morgan Stanley Capital	12/4/2020	CAD	2,036,661	USD	1,468,552	3,093
Morgan Stanley Capital	12/4/2020	CHF	208,513	USD	290,789	17,077
Morgan Stanley Capital	10/2/2020	GBP	709,277	USD	780,730	(653)
Morgan Stanley Capital	12/4/2020	GBP	292,500	USD	376,942	3,366
Morgan Stanley Capital	10/2/2020	JPY	359,834	USD	327,432	(12,338)
Morgan Stanley Capital	1/27/2021	NOK	1,394,439	USD	1,085,302	(649)
Morgan Stanley Capital	10/2/2020	NZD	1,667,945	USD	1,264,367	(16,099)
Morgan Stanley Capital	12/4/2020	NZD	30,536,597	USD	290,000	390
Morgan Stanley Capital	10/2/2020	SEK	445,276	USD	338,533	(3,531)
Morgan Stanley Capital	1/27/2021	USD	254,113	AUD	2,197,253	1,132
Morgan Stanley Capital	10/2/2020	USD	2,984,924	CAD	4,550,723	2,226
Morgan Stanley Capital	1/27/2021	USD	932,502	EUR	622,902	54
Morgan Stanley Capital	10/2/2020	USD	787,636	EUR	557,283	5,909
Morgan Stanley Capital	12/4/2020	USD	359,266	EUR	258,573	–
Morgan Stanley Capital	10/2/2020	USD	2,725,600	GBP	505,216	(10,460)
Morgan Stanley Capital	12/4/2020	USD	151,561	JPY	228,614	110
Morgan Stanley Capital	10/22/2020	USD	249,915	PLN	2,171,089	11,755
Morgan Stanley Capital	1/27/2021	USD	639,812	SGD	952,681	1,276
Royal Bank of Canada, Toronto	1/27/2021	CAD	160,100	USD	145,972	176
Royal Bank of Canada, Toronto	1/27/2021	GBP	409,395	USD	555,157	(1,521)
Royal Bank of Canada, Toronto	1/27/2021	USD	777,756	GBP	706,097	(4,121)
Standard Chartered Securities N.A.	10/2/2020	AUD	389,306	USD	359,275	690
Standard Chartered Securities N.A.	10/2/2020	SEK	446,247	USD	339,170	(13,789)
Standard Chartered Securities N.A.	12/4/2020	SEK	85,925,390	USD	814,482	(5,751)
Standard Chartered Securities N.A.	10/2/2020	USD	279,121	AUD	357,059	2
Standard Chartered Securities N.A.	12/4/2020	USD	244,000	AUD	2,278,112	768
Standard Chartered Securities N.A.	10/2/2020	USD	7,074,204	CHF	2,603,321	(9,130)
Standard Chartered Securities N.A.	12/4/2020	USD	160,120	CHF	114,308	11,763
Standard Chartered Securities N.A.	10/2/2020	USD	1,651,713	EUR	182,676	8,776
Standard Chartered Securities N.A.	10/2/2020	USD	2,229,892	GBP	1,616,785	(7,171)
Standard Chartered Securities N.A.	10/2/2020	USD	301,192	NOK	356,951	10,391
Standard Chartered Securities N.A.	10/2/2020	USD	5,869	NZD	8,972	–
State Street Bank, Boston	10/2/2020	AUD	9,046,791	USD	1,881,465	26,171
State Street Bank, Boston	1/27/2021	CAD	3,034,868	USD	863,488	(1,608)
State Street Bank, Boston	1/27/2021	EUR	717,581	USD	1,086,797	45,849
State Street Bank, Boston	1/27/2021	GBP	1,922,802	USD	18,208,936	6,332
State Street Bank, Boston	1/27/2021	JPY	765,832	USD	581,250	(325)
State Street Bank, Boston	10/2/2020	NZD	1,123,637	USD	794,881	15,784
State Street Bank, Boston	10/2/2020	SEK	5,451,840	USD	996,278	(54,589)
State Street Bank, Boston	10/2/2020	USD	1,065,913	AUD	88,117,447	7,294
State Street Bank, Boston	1/27/2021	USD	581,186	BRL	61,665,848	(25,624)
State Street Bank, Boston	1/27/2021	USD	467,548	CAD	588,843	30,905
State Street Bank, Boston	10/2/2020	USD	279,347	CHF	235,303	(4,034)
State Street Bank, Boston	1/27/2021	USD	18,813,735	EUR	2,391,054	6,924
State Street Bank, Boston	1/27/2021	USD	1,207,624	GBP	1,065,810	11,231
State Street Bank, Boston	10/2/2020	USD	357,468	JPY	391,115	13,454
State Street Bank, Boston	1/27/2021	USD	73,427	JPY	86,228	5,426
State Street Bank, Boston	10/2/2020	USD	288,673	NOK	30,559,878	(4,424)
State Street Bank, Boston	1/27/2021	USD	244,000	NOK	2,313,490	5,570
State Street Bank, Boston	10/2/2020	USD	526,224	NZD	734,676	(4,857)
UBS AG, Stamford	1/27/2021	EUR	292,500	USD	374,302	(5,340)
UBS AG, Stamford	1/27/2021	SGD	1,718,661	USD	192,718	6,135
						73,295

AUD - Australian Dollar
BRL - Brazillian Real
CAD - Canadian Dollar
CHF - Swiss Franc
COP - Colombian Peso
EUR - Euro
GBP - British Pound
IDR - Indian Rupee
JPY - Japanese Yen
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Sol
PLN - Polish Zloty
SEK - Sedish Krona
SGD - Singpore Dollar
USD - U.S. Dollar

The average monthly notional value of forward foreign currency contracts purchased and sold during the nine months ended September 30, 2020 were $65,440,799 and $52,162,108, respectively.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF CREDIT DEFAULT SWAPS
September 30, 2020 (Unaudited)
								Upfront
								Premium	Unrealized
	Reference		Fixed	Termination	Payment	Notional		(Received)	Appreciation
Counterparty	Entity	Protection	Rates	Date	Frequency	Amount	Value	Paid	(Depreciation)
Morgan Stanley Capital	CDX North American Investment Grade Index	Buy	1.000%	06/20/2025	Quarterly	$ 203,000	$ (1,387)	$ 942	$ (2,329)
Morgan Stanley Capital	CDX North American Investment Grade Index	Buy	1.000%	12/20/2025	Quarterly	1,911,000	(39,989)	(41,859)	1,870
Morgan Stanley Capital	CDX North American Investment Grade Index	Sell	(1.000%)	12/20/2024	Quarterly	648,000	5,231	9,754	(4,523)
Morgan Stanley Capital	Prudential Financial, Inc.	Buy	1.000%	12/20/2024	Quarterly	445,000	(10,752)	(10,538)	(214)
Total Credit Default Swap Contracts							$ (46,897)	$ (41,701)	$ (5,196)

The average monthly notional amount of credit default swap contracts during the nine months ended September 30, 2020 was $2,505,877.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF CENTRALLY CLEARED INTEREST RATE SWAPS
September 30, 2020 (Unaudited)
							Unrealized
	Pay (Receive)	Pay (Receive)	Termination	Payment	Notional		Appreciation
Counterparty	Floating Rate	Fixed Rate	Date	Frequency	Value	Value	(Depreciation)
Morgan Stanley Capital	3MO LIBOR	(0.687%)	10/13/2030	Quarterly	$85,000	$(192)	$(192)
Morgan Stanley Capital	(3MO LIBOR)	0.699%	10/13/2030	Quarterly	134,000	147	147
Morgan Stanley Capital	(3MO LIBOR)	0.713%	10/13/2030	Quarterly	164,000	-	-
Morgan Stanley Capital	3MO LIBOR	(1.083%)	10/13/2050	Quarterly	27,000	(182)	(182)
Morgan Stanley Capital	(3MO LIBOR)	0.120%	10/13/2050	Quarterly	13,260,500	-	-
Morgan Stanley Capital	3MO LIBOR	(1.062%)	10/14/2050	Quarterly	23,000	(285)	(285)
Morgan Stanley Capital	(3MO LIBOR)	1.093%	10/14/2050	Quarterly	58,000	231	231
Total Interest Rate Swap Contracts							$(281)

LIBOR - London Interbank Offered Rate.

The average monthly notional value of interest rate swaps during the nine months ended September 30, 2020 was $2,470,417.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF CREDIT DEFAULT SWAPTIONS PURCHASED
September 30, 2020 (Unaudited)

		Exercise	Expiration	Notional		Unrealized
Counterparty	Description	Price	Date	Value	Value	Appreciation
Citibank, N.A	CDX North American Investment Grade Index	$99.00	11/18/2020	$3,534,000	$26,988	$26,988
Total Swaptions Purchased						$26,988

LIBOR - London Interbank Offered Rate.

The average monthly notional amount of swaptions purchased during the nine months ended Spetember 30, 2020 was $1,166,111.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INTEREST RATE SWAPTIONS SOLD
September 30, 2020 (Unaudited)

		Exercise	Expiration	Notional		Unrealized
Counterparty	Description	Rate	Date	Value	Value	Depreciation
Citibank, N.A	Interest Rate, 3MO LIBOR	0.680%	10/09/2020	$828,500	$(1,365)	$(1,365)
Citibank, N.A	Interest Rate, 3MO LIBOR	0.680%	10/09/2020	828,500	(3,785)	(3,785)
Citibank, N.A	Interest Rate, 3MO LIBOR	1.077%	10/09/2020	310,000	(4,827)	(4,827)
Citibank, N.A	Interest Rate, 3MO LIBOR	1.077%	10/09/2020	310,000	(2,261)	(2,261)
Total Swaptions Sold						$(12,238)

LIBOR - London Interbank Offered Rate.

The average monthly notional amount of swaptions sold during the nine months ended Spetember 30, 2020 was $2,492,333.

WILSHIRE INCOME OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Fund's pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended September 30, 2020, there have been no significant changes to the Fund's fair value methodologies.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Wilshire Income Opportunities Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations	$-	$30,681,264	$-	$30,681,264
Municipal Bonds	-	239,817	-	239,817
Agency Mortgage-Backed Obligations	-	21,115,826	-	21,115,826
Non-Agency Mortgage-Backed Obligations	-	45,360,430	-	45,360,430
Non-Agency Mortgage-Backed Obligations
Interest-Only Strips	-	5,627,684	-	5,627,684
Asset-Backed Securities	-	19,623,066	-	19,623,066
Collateralized Loan Obligations	-	11,456,923	-	11,456,923
Corporate Bonds	-	57,733,965	-	57,733,965
Foreign Bonds	-	59,120,109	-	59,120,109
Bank Loans	-	15,085,799	-	15,085,799
Common Stocks	1,129,923	-	-	1,129,923
Preferred Stocks	4,131,583	-	-	4,131,583
Purchased Options	-	93,377	-	93,377
Affiliated Registered Investment Companies	15,057,676	-	-	15,057,676
Total	$20,319,182	$266,138,260	$-	$286,457,442
Other Financial Instruments**
Asset
Unrealized appreciation on forward currency contracts	$-	$603,613	$-	$603,613
Unrealized appreciation on futures contracts	102,017	-	-	102,017
Unrealized appreciation on swap contracts	-	2,248	-	2,248
Unrealized appreciation on swaption contracts	-	26,988		26,988
Total Assets . . . . . . .	$102,017	$632,849	$-	$734,866

Liabilities
Written Options	$-	$(530,318)	$-	$(530,318)
Unrealized depreciation on forward currency contracts	-	(1,009,379)	-	(1,009,379)
Unrealized depreciation on futures contracts	(18,084)	-	-	(18,084)
Unrealized depreciation on swap contracts	-	(7,725)	-	(7,725)
Unrealized depreciation on swaption contracts	-	(12,238)	-	(12,238)
Total Liabilities. . . . . . . . .	$(18,084)	$(1,559,660)	$-	$(1,577,744)

** Other financial instruments are derivative financial instruments not reflected in the Schedule of Investments, such as futures contracts, swap contracts, swaption contracts, and forward foreign currency contracts. These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Refer to the Fund's Schedule of Investments for a listing of the securities by industry or sector type.Wilshire Income Opportunities Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of September 30, 2020.

2. Affiliated Investments
Due to Voya managing a portion of Wilshire Income Opportunities Fund during the nine months ended September 30, 2020, certain securities held by such Portfolio are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Wilshire Income Opportunities Fund during the nine months ended

September 30, 2020 and the value of such investments as of September 30, 2020 were as follows:
Counterparty	Value as of December 31, 2019	Purchases	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation (Depreciation)	Value as of September 30, 2020	Income Distribution

Voya Emerging Markets Hard
Hard Currency Debt - Class P	$3,464,929	$1,820,947	$(500,000)	$(32,048)	$(62,009)	$4,691,819	$141,550
Voya Floating Rate Fund - Class P	9,006,580	257,092	(1,700,000)	(212,665)	(491,401)	6,859,606	281,398
Voya High Yield Bond Fund - Class P	-	3,443,704	-	-	62,547	3,506,251	61,403
	$12,471,509	$5,521,743	$(2,200,000)	$(244,713)	$(490,863)	$15,057,676	$484,351